UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21987

(Investment Company Act file number)

ALPS Variable Investment Trust

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1000, Denver, Colorado 80203

(Address of principal executive offices)(Zip code)

Brendan Hamill

ALPS Variable Investment Trust

1290 Broadway, Suite 1000

Denver, Colorado 80203

(Name and address of agent for service)

(303) 623-2577

(Registrant’s telephone number, including area code)

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a)

Morningstar Conservative ETF Asset Allocation Portfolio - Class I	ALPS VARIABLE INVESTMENT TRUST
Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about Morningstar Conservative ETF Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/cetfx. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$54	0.53%
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The Morningstar Conservative ETF Asset Allocation Portfolio Class I returned 5.52% for the 12-month period ended December 31, 2024. The Portfolio outperformed the Conservative Blended Benchmark-1 which returned 4.51% during the same period. The Portfolio was last reallocated in November 2024 and reflected a broadly diversified allocation within fixed income and a 20% allocation to equity.

Top contributors to relative performance in 2024 included the following:

  Longer maturity and duration bonds underperformed short-term bonds during 2024. The Portfolio's high short-term bond allocation and relative underweight to duration added to performance during 2024.

  U.S. high yield and credit exposure outperformed government bonds with similar maturities during 2024. The Portfolio benefited from a dedicated position to U.S. high yield and a credit overweight during 2024.

  The Portfolio benefitted from broad exposure to the U.S. equity market which achieved a double digit return for the second year in a row.

Top detractors to relative performance in 2024 included the following:

  International equity underperformed U.S. equity exposure by a large margin in 2024. The Portfolio's international equity exposure was a top detractor during 2024.

  The growth style of investing outpaced value in 2024. A small overweight to the value style had a negative impact on the Portfolio's relative performance in 2024.

Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Average Annual Total Returns (as of December 31, 2024)
	1 Year	5 Year	10 Year
Morningstar Conservative ETF Asset Allocation Portfolio - I	5.52%	2.01%	2.76%
Conservative Blended Benchmark-1(a)	4.51%	2.00%	3.19%
Blended Secondary Benchmark(b)	5.99%	2.91%	3.81%
Bloomberg US Aggregate Bond Index*	1.25%	-0.33%	1.35%
*	This index represents a broad measure of market performance for purposes of new regulatory requirements.

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

(a)

The Conservative Blended Benchmark is a blended benchmark consisting of 14% Morningstar US Market Extended Index - TR / 6% Morningstar Global Markets ex-US Index - NR / 58% Bloomberg US Universal Index - TR / 12% FTSE WGBI Non-USD Index / 10% ICE BofAML Treasury 3 Month Index – TR.

(b)	The Conservative Blended Secondary Benchmark is a blended benchmark consisting of 20% S&P 500 Index / 73% Bloomberg US Aggregate Bond Index / 7% ICE BofAML Treasury 3 Month TR Index.

WHAT ARE SOME KEY PORTFOLIO STATISTICS?
Net Assets	$28,915,282
Number of Portfolio Holdings	17
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$91,248

WHAT DID THE PORTFOLIO INVEST IN?
Sector Allocation*

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/cetfx.

AR-C000043416-123124

Morningstar Conservative ETF Asset Allocation Portfolio - Class II	ALPS VARIABLE INVESTMENT TRUST
CETFX	Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about Morningstar Conservative ETF Asset Allocation Portfolio (the "Portfolio" or "CETFX") for the period of January 1, 2024 to December 31, 2024 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/cetfx. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class II	$80	0.78%
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The Morningstar Conservative ETF Asset Allocation Portfolio Class II returned 5.29% for the 12-month period ended December 31, 2024. The Portfolio outperformed the Conservative Blended Benchmark-1 which returned 4.51% during the same period. The Portfolio was last reallocated in November 2024 and reflected a broadly diversified allocation within fixed income and a 20% allocation to equity.

Top contributors to relative performance in 2024 included the following:

  Longer maturity and duration bonds underperformed short-term bonds during 2024. The Portfolio's high short-term bond allocation and relative underweight to duration added to performance during 2024.

  U.S. high yield and credit exposure outperformed government bonds with similar maturities during 2024. The Portfolio benefited from a dedicated position to U.S. high yield and a credit overweight during 2024.

  The Portfolio benefitted from broad exposure to the U.S. equity market which achieved a double digit return for the second year in a row.

Top detractors to relative performance in 2024 included the following:

  International equity underperformed U.S. equity exposure by a large margin in 2024. The Portfolio's international equity exposure was a top detractor during 2024.

  The growth style of investing outpaced value in 2024. A small overweight to the value style had a negative impact on the Portfolio's relative performance in 2024.

Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Average Annual Total Returns (as of December 31, 2024)
	1 Year	5 Year	10 Year
Morningstar Conservative ETF Asset Allocation Portfolio - II	5.29%	1.75%	2.50%
Conservative Blended Benchmark-1(a)	4.51%	2.00%	3.19%
Blended Secondary Benchmark(b)	5.99%	2.91%	3.81%
Bloomberg US Aggregate Bond Index*	1.25%	-0.33%	1.35%
*	This index represents a broad measure of market performance for purposes of new regulatory requirements.

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

(a)

The Conservative Blended Benchmark is a blended benchmark consisting of 14% Morningstar US Market Extended Index - TR / 6% Morningstar Global Markets ex-US Index - NR / 58% Bloomberg US Universal Index - TR / 12% FTSE WGBI Non-USD Index / 10% ICE BofAML Treasury 3 Month Index – TR.

(b)	The Conservative Blended Secondary Benchmark is a blended benchmark consisting of 20% S&P 500 Index / 73% Bloomberg US Aggregate Bond Index / 7% ICE BofAML Treasury 3 Month TR Index.

WHAT ARE SOME KEY PORTFOLIO STATISTICS?
Net Assets	$28,915,282
Number of Portfolio Holdings	17
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$91,248

WHAT DID THE PORTFOLIO INVEST IN?
Sector Allocation*

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/cetfx.

AR-CETFX-123124

Morningstar Income and Growth ETF Asset Allocation Portfolio - Class I	ALPS VARIABLE INVESTMENT TRUST
Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about Morningstar Income and Growth ETF Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/ietfx. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$55	0.53%
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The Morningstar Income and Growth ETF Asset Allocation Portfolio Class I returned 8.20% for the 12-month period ended December 31, 2024. The Portfolio outperformed the Income & Growth Blended Benchmark-1 which returned 7.69% during the same period. The Portfolio was last reallocated in November 2024 and reflected a broadly diversified allocation within fixed income and a 40% allocation to equity.

Top contributors to relative performance in 2024 included the following:

  The Portfolio benefitted from broad exposure to the U.S. equity market which achieved a double digit return for the second year in a row.

  U.S. high yield and credit exposure outperformed government bonds with similar maturities during 2024. The Portfolio benefited from a dedicated position to U.S. high yield and a credit overweight during 2024.

  Longer maturity and duration bonds underperformed short-term bonds during 2024. The Portfolio's high short-term bond allocation and relative underweight to duration added to performance during 2024.

Top detractors to relative performance in 2024 included the following:

  International equity underperformed U.S. equity exposure by a large margin in 2024. The Portfolio's international equity exposure was a top detractor during 2024.

  Global small cap stocks underperformed large cap peers in 2024. The Portfolio's small cap stock exposure detracted from relative performance during the year.

  The growth style of investing outpaced value in 2024. A small overweight to the value style had a negative impact on the Portfolio's relative performance in 2024.

Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Average Annual Total Returns (as of December 31, 2024)
	1 Year	5 Year	10 Year
Morningstar Income & Growth ETF Asset Allocation - I	8.20%	4.08%	4.38%
Income & Growth Blended Benchmark-1(a)	7.69%	4.23%	5.05%
Blended Secondary Benchmark(b)	10.51%	5.85%	6.19%
Bloomberg US Aggregate Bond Index*	1.25%	-0.33%	1.35%
Bloomberg US 1000 Index*	24.23%	14.16%	12.82%
*	This index represents a broad measure of market performance for purposes of new regulatory requirements.

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

(a)

The Income & Growth Blended Benchmark is a blended benchmark consisting of 28% Morningstar US Market Extended Index - TR / 12% Morningstar Global Markets ex-US Index - NR / 46% Bloomberg US Universal Index - TR / 9% FTSE WGBI Non-USD Index / 5% ICE BofAML Treasury 3 Month Index – TR.

(b)	The Income & Growth Blended Secondary Benchmark is a blended benchmark consisting of 40% S&P 500 / 55% Bloomberg US Aggregate Bond / 5% ICE BofAML Treasury 3 Month Index – TR.

WHAT ARE SOME KEY PORTFOLIO STATISTICS?
Net Assets	$48,431,016
Number of Portfolio Holdings	20
Portfolio Turnover Rate	71%
Total Advisory Fees Paid	$194,146

WHAT DID THE PORTFOLIO INVEST IN?
Sector Allocation*

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/ietfx.

AR-C000043421-123124

Morningstar Income and Growth ETF Asset Allocation Portfolio - Class II	ALPS VARIABLE INVESTMENT TRUST
IETFX	Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about Morningstar Income and Growth ETF Asset Allocation Portfolio (the "Portfolio" or "IETFX") for the period of January 1, 2024 to December 31, 2024 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/ietfx. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class II	$81	0.78%
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The Morningstar Income and Growth ETF Asset Allocation Portfolio Class II returned 7.97% for the 12-month period ended December 31, 2024. The Portfolio outperformed the Income & Growth Blended Benchmark-1 which returned 7.69% during the same period. The Portfolio was last reallocated in November 2024 and reflected a broadly diversified allocation within fixed income and a 40% allocation to equity.

Top contributors to relative performance in 2024 included the following:

  The Portfolio benefitted from broad exposure to the U.S. equity market which achieved a double digit return for the second year in a row.

  U.S. high yield and credit exposure outperformed government bonds with similar maturities during 2024. The Portfolio benefited from a dedicated position to U.S. high yield and a credit overweight during 2024.

  Longer maturity and duration bonds underperformed short-term bonds during 2024. The Portfolio's high short-term bond allocation and relative underweight to duration added to performance during 2024.

Top detractors to relative performance in 2024 included the following:

  International equity underperformed U.S. equity exposure by a large margin in 2024. The Portfolio's international equity exposure was a top detractor during 2024.

  Global small cap stocks underperformed large cap peers in 2024. The Portfolio's small cap stock exposure detracted from relative performance during the year.

  The growth style of investing outpaced value in 2024. A small overweight to the value style had a negative impact on the Portfolio's relative performance in 2024.

Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Average Annual Total Returns (as of December 31, 2024)
	1 Year	5 Year	10 Year
Morningstar Income & Growth ETF Asset Allocation - II	7.97%	3.81%	4.13%
Income & Growth Blended Benchmark-1(a)	7.69%	4.23%	5.05%
Blended Secondary Benchmark(b)	10.51%	5.85%	6.19%
Bloomberg US Aggregate Bond Index*	1.25%	-0.33%	1.35%
Bloomberg US 1000 Index*	24.23%	14.16%	12.82%
*	This index represents a broad measure of market performance for purposes of new regulatory requirements.

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

(a)

The Income & Growth Blended Benchmark is a blended benchmark consisting of 28% Morningstar US Market Extended Index - TR / 12% Morningstar Global Markets ex-US Index - NR / 46% Bloomberg US Universal Index - TR / 9% FTSE WGBI Non-USD Index / 5% ICE BofAML Treasury 3 Month Index – TR.

(b)	The Income & Growth Blended Secondary Benchmark is a blended benchmark consisting of 40% S&P 500 / 55% Bloomberg US Aggregate Bond / 5% ICE BofAML Treasury 3 Month Index – TR.

WHAT ARE SOME KEY PORTFOLIO STATISTICS?
Net Assets	$48,431,016
Number of Portfolio Holdings	20
Portfolio Turnover Rate	71%
Total Advisory Fees Paid	$194,146

WHAT DID THE PORTFOLIO INVEST IN?
Sector Allocation*

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/ietfx.

AR-IETFX-123124

Morningstar Balanced ETF Asset Allocation Portfolio - Class I	ALPS VARIABLE INVESTMENT TRUST
Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about Morningstar Balanced ETF Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/betfx. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$56	0.53%
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The Morningstar Balanced ETF Asset Allocation Portfolio Class I returned 10.50% for the 12-month period ended December 31, 2024. The Portfolio underperformed the Balanced Blended Benchmark-1 which returned 11.01% during the same period. The Portfolio was last reallocated in November 2024 and reflected a broadly diversified allocation within equity and a 40% allocation to cash and fixed income.

Top contributors to relative performance in 2024 included the following:

  The Portfolio benefitted from broad exposure to the U.S. equity market which achieved a double digit return for the second year in a row.

  U.S. mega-cap growth stocks produced the highest return within U.S. equity during 2024. The Portfolio benefited from a dedicated position to U.S. mega-cap growth during 2024.

  Allocations to short-term bonds and foreign bonds with currency hedged both added to the Portfolio's relative performance during 2024.

Top detractors to relative performance in 2024 included the following:

  International equity underperformed U.S. equity exposure by a large margin in 2024. The Portfolio's international equity exposure drove the relative underperformance during 2024.

  Global small cap stocks underperformed large cap peers in 2024. The Portfolio's small cap stock exposure contributed to the relative underperformance during the year.

  The growth style of investing outpaced value in 2024. A small overweight to the value style had a negative impact on the Portfolio's relative performance in 2024.

Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Average Annual Total Returns (as of December 31, 2024)
	1 Year	5 Year	10 Year
Morningstar Balanced ETF Asset Allocation Portfolio - I	10.50%	5.82%	5.82%
Balanced Blended Benchmark-1(a)	11.01%	6.48%	6.87%
Blended Secondary Benchmark(b)	15.13%	8.74%	8.53%
Bloomberg US Aggregate Bond Index*	1.25%	-0.33%	1.35%
Bloomberg US 1000 Index*	24.23%	14.16%	12.82%
*	This index represents a broad measure of market performance for purposes of new regulatory requirements.

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

(a)

The Balanced Blended Benchmark is a blended benchmark consisting of 42% Morningstar US Market Extended Index - TR / 18% Morningstar Global Markets ex-US Index - NR / 32% Bloomberg US Universal Index - TR / 6% FTSE WGBI Non-USD Index / 2% ICE BofAML Treasury 3 Month Index - TR.

(b)	The Balanced Blended Secondary Benchmark is a blended benchmark consisting of 60% S&P 500 / 38% Bloomberg US Aggregate Bond / 2% ICE BofAML Treasury 3 Month Index – TR.

WHAT ARE SOME KEY PORTFOLIO STATISTICS?
Net Assets	$160,674,611
Number of Portfolio Holdings	20
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$729,181

WHAT DID THE PORTFOLIO INVEST IN?
Sector Allocation*

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/betfx.

AR-C000043414-123124

Morningstar Balanced ETF Asset Allocation Portfolio - Class II	ALPS VARIABLE INVESTMENT TRUST
BETFX	Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about Morningstar Balanced ETF Asset Allocation Portfolio (the "Portfolio" or "BETFX") for the period of January 1, 2024 to December 31, 2024 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/betfx. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class II	$82	0.78%
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The Morningstar Balanced ETF Asset Allocation Portfolio Class II returned 10.17% for the 12-month period ended December 31, 2024. The Portfolio underperformed the Balanced Blended Benchmark-1 which returned 11.01% during the same period. The Portfolio was last reallocated in November 2024 and reflected a broadly diversified allocation within equity and a 40% allocation to cash and fixed income.

Top contributors to relative performance in 2024 included the following:

  The Portfolio benefitted from broad exposure to the U.S. equity market which achieved a double digit return for the second year in a row.

  U.S. mega-cap growth stocks produced the highest return within U.S. equity during 2024. The Portfolio benefited from a dedicated position to U.S. mega-cap growth during 2024.

  Allocations to short-term bonds and foreign bonds with currency hedged both added to the Portfolio's relative performance during 2024.

Top detractors to relative performance in 2024 included the following:

  International equity underperformed U.S. equity exposure by a large margin in 2024. The Portfolio's international equity exposure drove the relative underperformance during 2024.

  Global small cap stocks underperformed large cap peers in 2024. The Portfolio's small cap stock exposure contributed to the relative underperformance during the year.

  The growth style of investing outpaced value in 2024. A small overweight to the value style had a negative impact on the Portfolio's relative performance in 2024.

Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Average Annual Total Returns (as of December 31, 2024)
	1 Year	5 Year	10 Year
Morningstar Balanced ETF Asset Allocation Portfolio - II	10.17%	5.53%	5.54%
Balanced Blended Benchmark-1(a)	11.01%	6.48%	6.87%
Blended Secondary Benchmark(b)	15.13%	8.74%	8.53%
Bloomberg US Aggregate Bond Index*	1.25%	-0.33%	1.35%
Bloomberg US 1000 Index*	24.23%	14.16%	12.82%
*	This index represents a broad measure of market performance for purposes of new regulatory requirements.
**	Excludes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the total return for shareholder transactions reported to the market may differ for financial reporting purposes.

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

(a)

The Balanced Blended Benchmark is a blended benchmark consisting of 42% Morningstar US Market Extended Index - TR / 18% Morningstar Global Markets ex-US Index - NR / 32% Bloomberg US Universal Index - TR / 6% FTSE WGBI Non-USD Index / 2% ICE BofAML Treasury 3 Month Index - TR.

(b)	The Balanced Blended Secondary Benchmark is a blended benchmark consisting of 60% S&P 500 / 38% Bloomberg US Aggregate Bond / 2% ICE BofAML Treasury 3 Month Index – TR.

WHAT ARE SOME KEY PORTFOLIO STATISTICS?
Net Assets	$160,674,611
Number of Portfolio Holdings	20
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$729,181

WHAT DID THE PORTFOLIO INVEST IN?
Sector Allocation*

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/betfx.

AR-BETFX-123124

Morningstar Growth ETF Asset Allocation Portfolio - Class I	ALPS VARIABLE INVESTMENT TRUST
Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about Morningstar Growth ETF Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/getfx. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$55	0.52%
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The Morningstar Growth ETF Asset Allocation Portfolio Class I returned 12.88% for the 12-month period ended December 31, 2024. The Portfolio underperformed the Growth Blended Benchmark-1 which returned 14.52% during the same period. The Portfolio was last reallocated in November 2024 and reflected a broadly diversified allocation within equity and a 20% allocation to cash and fixed income.

Top contributors to relative performance in 2024 included the following:

  The Portfolio benefitted from broad exposure to the U.S. equity market which achieved a double digit return for the second year in a row.

  U.S. mega-cap growth stocks produced the highest return within U.S. equity during 2024. The Portfolio benefited from a dedicated position to U.S. mega-cap growth during 2024.

  During 2024, the Portfolio reduced allocations to asset classes that underperformed such as international equity, small cap, and value stocks.

Top detractors to relative performance in 2024 included the following:

  International equity underperformed U.S. equity exposure by a large margin in 2024. The Portfolio's international equity exposure drove the relative underperformance during 2024.

  Global small cap stocks underperformed large cap peers in 2024. The Portfolio's small cap stock exposure contributed to the relative underperformance during the year.

  The growth style of investing outpaced value in 2024. A small overweight to the value style had a negative impact on the Portfolio's relative performance in 2024.

Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Average Annual Total Returns (as of December 31, 2024)
	1 Year	5 Year	10 Year
Morningstar Growth ETF Asset Allocation Portfolio - I	12.88%	7.59%	7.27%
Growth Blended Benchmark-1(a)	14.52%	8.77%	8.65%
Blended Secondary Benchmark(b)	19.95%	11.61%	10.83%
Bloomberg US 1000 Index*	24.23%	14.16%	12.82%
*	This index represents a broad measure of market performance for purposes of new regulatory requirements.

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

(a)

The Growth Blended Benchmark is a blended benchmark consisting of 56% Morningstar US Market Extended Index - TR / 24% Morningstar Global Markets ex-US Index - NR / 15% Bloomberg US Universal Index - TR / 3% FTSE WGBI Non-USD Index / 2% ICE BofAML Treasury 3 Month Index - TR.

(b)	The Growth Blended Secondary Benchmark is a blended benchmark consisting of 80% S&P 500 / 20% Bloomberg US Aggregate Bond Index.

WHAT ARE SOME KEY PORTFOLIO STATISTICS?
Net Assets	$260,939,208
Number of Portfolio Holdings	17
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$1,164,031

WHAT DID THE PORTFOLIO INVEST IN?
Sector Allocation*

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/getfx.

AR-C000043418-123124

Morningstar Growth ETF Asset Allocation Portfolio - Class II	ALPS VARIABLE INVESTMENT TRUST
GETFX	Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about Morningstar Growth ETF Asset Allocation Portfolio (the "Portfolio" or "GETFX") for the period of January 1, 2024 to December 31, 2024 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/getfx. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class II	$82	0.77%
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The Morningstar Growth ETF Asset Allocation Portfolio Class II returned 12.67% for the 12-month period ended December 31, 2024. The Portfolio underperformed the Growth Blended Benchmark-1 which returned 14.52% during the same period. The Portfolio was last reallocated in November 2024 and reflected a broadly diversified allocation within equity and a 20% allocation to cash and fixed income.

Top contributors to relative performance in 2024 included the following:

  The Portfolio benefitted from broad exposure to the U.S. equity market which achieved a double digit return for the second year in a row.

  U.S. mega-cap growth stocks produced the highest return within U.S. equity during 2024. The Portfolio benefited from a dedicated position to U.S. mega-cap growth during 2024.

  During 2024, the Portfolio reduced allocations to asset classes that underperformed such as international equity, small cap, and value stocks.

Top detractors to relative performance in 2024 included the following:

  International equity underperformed U.S. equity exposure by a large margin in 2024. The Portfolio's international equity exposure drove the relative underperformance during 2024.

  Global small cap stocks underperformed large cap peers in 2024. The Portfolio's small cap stock exposure contributed to the relative underperformance during the year.

  The growth style of investing outpaced value in 2024. A small overweight to the value style had a negative impact on the Portfolio's relative performance in 2024.

Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Average Annual Total Returns (as of December 31, 2024)
	1 Year	5 Year	10 Year
Morningstar Growth ETF Asset Allocation Portfolio - II	12.67%	7.32%	7.00%
Growth Blended Benchmark-1(a)	14.52%	8.77%	8.65%
Blended Secondary Benchmark(b)	19.95%	11.61%	10.83%
Bloomberg US 1000 Index*	24.23%	14.16%	12.82%
*	This index represents a broad measure of market performance for purposes of new regulatory requirements.

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

(a)

The Growth Blended Benchmark is a blended benchmark consisting of 56% Morningstar US Market Extended Index - TR / 24% Morningstar Global Markets ex-US Index - NR / 15% Bloomberg US Universal Index - TR / 3% FTSE WGBI Non-USD Index / 2% ICE BofAML Treasury 3 Month Index - TR.

(b)	The Growth Blended Secondary Benchmark is a blended benchmark consisting of 80% S&P 500 / 20% Bloomberg US Aggregate Bond Index.

WHAT ARE SOME KEY PORTFOLIO STATISTICS?
Net Assets	$260,939,208
Number of Portfolio Holdings	17
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$1,164,031

WHAT DID THE PORTFOLIO INVEST IN?
Sector Allocation*

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/getfx.

AR-GETFX-123124

Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class I	ALPS VARIABLE INVESTMENT TRUST
Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about Morningstar Aggressive Growth ETF Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/agtfx. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$57	0.53%
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I returned 14.85% for the 12-month period ended December 31, 2024. The Portfolio underperformed the Aggressive Growth Blended Benchmark-1 which returned 17.36% during the same period. The Portfolio was last reallocated in November 2024 and reflected a broadly diversified mix of asset classes within equity and a 5% allocation to cash and fixed income.

Top contributors to relative performance in 2024 included the following:

  The Portfolio benefitted from broad exposure to the U.S. equity market which achieved a double digit return for the second year in a row.

  U.S. mega-cap growth stocks produced the highest return within U.S. equity during 2024. The Portfolio benefited from a dedicated position to U.S. mega-cap growth during 2024.

  During 2024, the Portfolio reduced allocations to asset classes that underperformed such as international equity, small cap, and value stocks.

Top detractors to relative performance in 2024 included the following:

  International equity underperformed U.S. equity exposure by a large margin in 2024. The Portfolio's international equity exposure drove the relative underperformance during 2024.

  Global small cap stocks underperformed large cap peers in 2024. The Portfolio's small cap stock exposure contributed to the relative underperformance during the year.

  The growth style of investing outpaced value in 2024. A small overweight to the value style had a negative impact on the Portfolio's relative performance in 2024.

Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Average Annual Total Returns (as of December 31, 2024)
	1 Year	5 Year	10 Year
Morningstar Aggressive Growth ETF Asset Allocation - I	14.85%	8.91%	8.31%
Aggressive Growth Blended Benchmark-1(a)	17.36%	10.55%	10.02%
Blended Secondary Benchmark(b)	23.74%	13.80%	12.54%
Bloomberg US 1000 Index*	24.23%	14.16%	12.82%
*	This index represents a broad measure of market performance for purposes of new regulatory requirements.

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

(a)

The Aggressive Growth Blended Benchmark - 1 is a blended benchmark consisting of 67% Morningstar US Market Extended Index - TR / 28% Morningstar Global Markets ex-US Index - NR / 3% Bloomberg US Universal Index - TR / 2% ICE BofAML Treasury 3 Month Index - TR.

(b)	The Aggressive Growth Blended Secondary Benchmark is a blended benchmark consisting of 95% S&P 500 / 5% Bloomberg US Aggregate Bond Index.

WHAT ARE SOME KEY PORTFOLIO STATISTICS?
Net Assets	$195,634,759
Number of Portfolio Holdings	13
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$852,204

WHAT DID THE PORTFOLIO INVEST IN?
Sector Allocation*

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/agtfx.

AR-C000043412-123124

Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II	ALPS VARIABLE INVESTMENT TRUST
AGTFX	Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about Morningstar Aggressive Growth ETF Asset Allocation Portfolio (the "Portfolio" or "AGTFX") for the period of January 1, 2024 to December 31, 2024 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/agtfx. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class II	$84	0.78%
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class II returned 14.58% for the 12-month period ended December 31, 2024. The Portfolio underperformed the Aggressive Growth Blended Benchmark-1 which returned 17.36% during the same period. The Portfolio was last reallocated in November 2024 and reflected a broadly diversified mix of asset classes within equity and a 5% allocation to cash and fixed income.

Top contributors to relative performance in 2024 included the following:

  The Portfolio benefitted from broad exposure to the U.S. equity market which achieved a double digit return for the second year in a row.

  U.S. mega-cap growth stocks produced the highest return within U.S. equity during 2024. The Portfolio benefited from a dedicated position to U.S. mega-cap growth during 2024.

  During 2024, the Portfolio reduced allocations to asset classes that underperformed such as international equity, small cap, and value stocks.

Top detractors to relative performance in 2024 included the following:

  International equity underperformed U.S. equity exposure by a large margin in 2024. The Portfolio's international equity exposure drove the relative underperformance during 2024.

  Global small cap stocks underperformed large cap peers in 2024. The Portfolio's small cap stock exposure contributed to the relative underperformance during the year.

  The growth style of investing outpaced value in 2024. A small overweight to the value style had a negative impact on the Portfolio's relative performance in 2024.

Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Average Annual Total Returns (as of December 31, 2024)
	1 Year	5 Year	10 Year
Morningstar Aggressive Growth ETF Asset Allocation - II	14.58%	8.63%	8.05%
Aggressive Growth Blended Benchmark-1(a)	17.36%	10.55%	10.02%
Blended Secondary Benchmark(b)	23.74%	13.80%	12.54%
Bloomberg US 1000 Index*	24.23%	14.16%	12.82%
*	This index represents a broad measure of market performance for purposes of new regulatory requirements.

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

(a)

The Aggressive Growth Blended Benchmark - 1 is a blended benchmark consisting of 67% Morningstar US Market Extended Index - TR / 28% Morningstar Global Markets ex-US Index - NR / 3% Bloomberg US Universal Index - TR / 2% ICE BofAML Treasury 3 Month Index - TR.

(b)	The Aggressive Growth Blended Secondary Benchmark is a blended benchmark consisting of 95% S&P 500 / 5% Bloomberg US Aggregate Bond Index.

WHAT ARE SOME KEY PORTFOLIO STATISTICS?
Net Assets	$195,634,759
Number of Portfolio Holdings	13
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$852,204

WHAT DID THE PORTFOLIO INVEST IN?
Sector Allocation*

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/agtfx.

AR-AGTFX-123124

ALPS | Alerian Energy Infrastructure Portfolio - Class I	ALPS VARIABLE INVESTMENT TRUST
Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about ALPS | Alerian Energy Infrastructure Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/alefx. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$114	0.95%
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The ALPS | Alerian Energy Infrastructure Portfolio Class I delivered a total return of 41.03% for the twelve-month period ended December 31, 2024. This compares to the Alerian Midstream Energy Select Index, which increased 34.97% on a price-return basis and 43.13% on a total-return basis. All subsectors of the Portfolio saw total returns above 20% for the twelve-month period. The US oil benchmark was essentially flat for the year, up 0.10%, while natural gas prices strengthened into year end and were up 44.51% during the period.

The best-performing subsector in the portfolio was Pipeline Transportation | Natural Gas, followed by Gathering & Processing. These subsectors have benefitted from a strengthening multi-year outlook for North American natural gas demand driven by expected growth in exports and power demand. We believe energy infrastructure companies are poised to play a critical role in transporting natural gas to demand centers. We expect companies to facilitate the production growth required to meet new demand by gathering natural gas from wells and processing it into usable form. Of the five subsectors in the Portfolio, storage, which only includes one company, had the lowest total return for the period, but it was still above 20%.

Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Average Annual Total Returns (as of December 31, 2024)
	1 Year	5 Year	10 Year
ALPS | Alerian Energy Infrastructure Portfolio - I - NAV	41.03%	14.55%	5.45%
Alerian Midstream Energy Select Index	43.13%	16.31%	6.90%
Bloomberg US 1000 Index*	24.23%	14.16%	12.82%
*	This index represents a broad measure of market performance for purposes of new regulatory requirements.

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

WHAT ARE SOME KEY PORTFOLIO STATISTICS?
Net Assets	$134,741,431
Number of Portfolio Holdings	26
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$883,298

WHAT DID THE PORTFOLIO INVEST IN?
Top Ten Holdings*

Energy Transfer LP	9.81%
Enbridge, Inc.	7.47%
Enterprise Products Partners LP	7.42%
The Williams Cos., Inc.	5.32%
Kinder Morgan, Inc.	5.14%
Cheniere Energy, Inc.	5.05%
TC Energy Corp.	5.02%
DT Midstream, Inc.	4.94%
Keyera Corp.	4.92%
Targa Resources Corp.	4.86%
Top Ten Holdings	59.95%
Sector Allocation*

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/alefx.

AR-C000125262-123124

ALPS | Alerian Energy Infrastructure Portfolio - Class III	ALPS VARIABLE INVESTMENT TRUST
ALEFX	Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about ALPS | Alerian Energy Infrastructure Portfolio (the "Portfolio" or "ALEFX") for the period of January 1, 2024 to December 31, 2024 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/alefx. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class III	$156	1.30%
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The ALPS | Alerian Energy Infrastructure Portfolio Class III delivered a total return of 40.60% for the twelve-month period ended December 31, 2024. This compares to the Alerian Midstream Energy Select Index, which increased 34.97% on a price-return basis and 43.13% on a total-return basis. All subsectors of the Portfolio saw total returns above 20% for the twelve-month period. The US oil benchmark was essentially flat for the year, up 0.10%, while natural gas prices strengthened into year end and were up 44.51% during the period.

The best-performing subsector in the portfolio was Pipeline Transportation | Natural Gas, followed by Gathering & Processing. These subsectors have benefitted from a strengthening multi-year outlook for North American natural gas demand driven by expected growth in exports and power demand. We believe energy infrastructure companies are poised to play a critical role in transporting natural gas to demand centers. We expect companies to facilitate the production growth required to meet new demand by gathering natural gas from wells and processing it into usable form. Of the five subsectors in the Portfolio, storage, which only includes one company, had the lowest total return for the period, but it was still above 20%.

Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Average Annual Total Returns (as of December 31, 2024)
	1 Year	5 Year	10 Year
ALPS | Alerian Energy Infrastructure Portfolio - III - NAV	40.60%	14.15%	5.07%
Alerian Midstream Energy Select Index	43.13%	16.31%	6.90%
Bloomberg US 1000 Index*	24.23%	14.16%	12.82%
*	This index represents a broad measure of market performance for purposes of new regulatory requirements.

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

WHAT ARE SOME KEY PORTFOLIO STATISTICS?
Net Assets	$134,741,431
Number of Portfolio Holdings	26
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$883,298

WHAT DID THE PORTFOLIO INVEST IN?
Top Ten Holdings*

Energy Transfer LP	9.81%
Enbridge, Inc.	7.47%
Enterprise Products Partners LP	7.42%
The Williams Cos., Inc.	5.32%
Kinder Morgan, Inc.	5.14%
Cheniere Energy, Inc.	5.05%
TC Energy Corp.	5.02%
DT Midstream, Inc.	4.94%
Keyera Corp.	4.92%
Targa Resources Corp.	4.86%
Top Ten Holdings	59.95%
Sector Allocation*

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/alefx.

AR-ALEFX-123124

ALPS Global Opportunity Portfolio - Class I	ALPS VARIABLE INVESTMENT TRUST
Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about ALPS Global Opportunity Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/avpex. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$120	1.10%
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

For the twelve months ended December 31, 2024, the ALPS Global Opportunity Portfolio Class I increased by 18.28%. The Portfolio outperformed the Morningstar Developed Markets Index-net of fees, which was up 17.55%.

Top contributors to performance included:

  U.S. alternative asset managers KKR & Co Inc, Ares Management Corp, Blackstone Inc, and Apollo Global Management

  Financial services sector exposure

  Private Equity investors 3i Group Plc and HgCapital Trust

Top detractors from performance included:

  Small and mid-capitalization stocks which underperformed large company stocks

  German distressed investor Mutares SE & Co

  Reverse merger of Liberty Sirius XM with Sirius XM

Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Average Annual Total Returns (as of December 31, 2024)
	1 Year	5 Year	10 Year
ALPS Global Opportunity Portfolio - I - NAV	18.28%	8.25%	9.42%
Red Rocks Global Listed Private Equity Index	17.88%	8.58%	9.54%
Morningstar Developed Markets Index*	17.55%	10.49%	9.59%
*	This index represents a broad measure of market performance for purposes of new regulatory requirements.

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

WHAT ARE SOME KEY PORTFOLIO STATISTICS?
Net Assets	$25,368,516
Number of Portfolio Holdings	52
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$162,993

WHAT DID THE PORTFOLIO INVEST IN?
Country Allocation*
Top Ten Holdings*

KKR & Co., Inc.	5.84%
3i Group PLC	5.10%
Ares Management LP	4.94%
HgCapital Trust PLC	4.47%
Apollo Global Management, Inc.	4.31%
Blackstone, Inc.	4.09%
Brederode SA	3.37%
Partners Group Holding AG	3.20%
Constellation Software, Inc.	3.07%
Intermediate Capital Group PLC	3.06%
Top Ten Holdings	41.45%

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/avpex.

AR-C000146220-123124

ALPS Global Opportunity Portfolio - Class III	ALPS VARIABLE INVESTMENT TRUST
AVPEX	Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about ALPS Global Opportunity Portfolio (the "Portfolio" or "AVPEX") for the period of January 1, 2024 to December 31, 2024 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/avpex. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class III	$148	1.36%
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

For the twelve months ended December 31, 2024, the ALPS Global Opportunity Portfolio Class III increased by 18.01%. The Portfolio outperformed the Morningstar Developed Markets Index-net of fees, which was up 17.55%.

Top contributors to performance included:

  U.S. alternative asset managers KKR & Co Inc, Ares Management Corp, Blackstone Inc, and Apollo Global Management

  Financial services sector exposure

  Private Equity investors 3i Group Plc and HgCapital Trust

Top detractors from performance included:

  Small and mid-capitalization stocks which underperformed large company stocks

  German distressed investor Mutares SE & Co

  Reverse merger of Liberty Sirius XM with Sirius XM

Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Average Annual Total Returns (as of December 31, 2024)
	1 Year	5 Year	10 Year
ALPS Global Opportunity Portfolio - III - NAV	18.01%	7.91%	9.07%
Red Rocks Global Listed Private Equity Index	17.88%	8.58%	9.54%
Morningstar Developed Markets Index*	17.55%	10.49%	9.59%
*	This index represents a broad measure of market performance for purposes of new regulatory requirements.

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

WHAT ARE SOME KEY PORTFOLIO STATISTICS?
Net Assets	$25,368,516
Number of Portfolio Holdings	52
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$162,993

WHAT DID THE PORTFOLIO INVEST IN?
Country Allocation*
Top Ten Holdings*

KKR & Co., Inc.	5.84%
3i Group PLC	5.10%
Ares Management LP	4.94%
HgCapital Trust PLC	4.47%
Apollo Global Management, Inc.	4.31%
Blackstone, Inc.	4.09%
Brederode SA	3.37%
Partners Group Holding AG	3.20%
Constellation Software, Inc.	3.07%
Intermediate Capital Group PLC	3.06%
Top Ten Holdings	41.45%

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/avpex.

AR-AVPEX-123124

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The Registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)	Not applicable.

(c)	During the period covered by the report, no amendments were made to the provisions of the code of ethics referred to in Item 2(a) above.

(d)	During the period covered by the report, no implicit or explicit waivers to the provisions of the code of ethics referred to in Item 2(a) above were granted.

(e)	Not applicable.

(f)	The Registrant’s code of ethics referred to in Item 2(a) above is attached as an Exhibit to this report.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant has at least one Audit Committee Financial Expert serving on its audit committee. The Board of Trustees has designated Jeremy Deems as the Registrant’s “Audit Committee Financial Expert.” Mr. Deems is “independent” as defined in paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees: The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for fiscal years December 31, 2024 and December 31, 2023 were $98,800 and $92,500, respectively.

(b)	Audit-Related Fees: The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item in fiscal years December 31, 2024 and December 31, 2023 were $0 and $0, respectively.

(c)	Tax Fees: The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning in fiscal years December 31, 2024 and December 31, 2023 were $23,500 and $23,500, respectively. The fiscal years 2024 and 2023 tax fees were for services for dividend calculation, excise tax preparation and tax return preparation.

(d)	All Other Fees: The aggregate fees billed for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item, for fiscal years December 31, 2024 and December 31, 2023 were $0 and $0, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures: All services to be performed by the Registrant’s principal accountant must be pre-approved by the Registrant’s audit committee.

(e)(2)	No services described in paragraphs (b) through (d) of this Item were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not include any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal years December 31, 2024 and December 31, 2023 were $23,500 and $23,500, respectively. These fees consisted of non-audit fees billed to (i) the Registrant of $23,500 in 2024 and $23,500 in 2023 as described in response to paragraph (c) of this Item above.

(h)	The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence. The Audit Committee determined that the provision of such non-audit services is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments is included in the financial statements filed under Item 7 of this Report.

(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Table of Contents

Financial Statements and Financial Highlights for Open-End Management Investment Companies
Morningstar ETF Asset Allocation Series
Schedules of Investments	1
Statements of Assets and Liabilities	6
Statements of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	13
ALPS | Alerian Energy Infrastructure Portfolio
Schedule of Investments	23
Statement of Assets and Liabilities	24
Statement of Operations	25
Statements of Changes in Net Assets	26
Financial Highlights	27
ALPS Global Opportunity Portfolio
Schedule of Investments	29
Statement of Assets and Liabilities	31
Statement of Operations	32
Statements of Changes in Net Assets	33
Financial Highlights	34
Notes to Financial Statements and Financial Highlights	36
Report of Independent Registered Public Accounting Firm	47
Additional Information	48
Changes in and Disagreements with Accountants or Open-End Management Investment Companies	50
Proxy Disclosures for Open-End Management Investment Companies	51
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	52
Statement Regarding Basis for Approval of Investment Advisory & Sub-Advisory Contracts	53

alpsfunds.com

Morningstar Conservative ETF Asset Allocation Portfolio

Schedule of Investments	As of December 31, 2024

Security Description	Shares	Value
Exchange Traded Funds - 98.10%
iShares® Broad USD High Yield Corporate Bond ETF	39,402	$1,449,599
iShares® Core S&P 500® ETF	1,944	1,144,394
iShares® S&P 100 ETF	2,005	579,144
Schwab Fundamental International Equity ETF	12,852	426,815
Schwab Fundamental U.S. Large Company ETF	18,194	430,834
Schwab Fundamental U.S. Small Company ETF	9,720	288,684
Schwab US TIPS ETF	27,880	720,140
SPDR® Portfolio Intermediate Term Corporate Bond ETF	57,425	1,881,243
Vanguard® Emerging Markets Government Bond ETF	11,445	722,752
Vanguard® FTSE Developed Markets ETF	11,983	573,027
Vanguard® FTSE Emerging Markets ETF	6,520	287,141
Vanguard® Intermediate-Term Treasury ETF	19,973	1,158,434
Vanguard® Mortgage-Backed Securities ETF	32,038	1,452,603
Vanguard® Short-Term Bond ETF	52,769	4,077,461
Vanguard® Total Bond Market ETF	127,065	9,137,244
Vanguard® Total International Bond ETF	41,438	2,032,534
Vanguard® Total Stock Market ETF	6,913	2,003,457
Total Exchange Traded Funds
(Cost $27,688,092)		28,365,506

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 1.94%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	4.423%	561,824	$561,824

Total Short-Term Investments
(Cost $561,824)			561,824

Total Investments - 100.04%
(Total cost $28,249,916)			28,927,330

Liabilities in Excess of Other Assets - (0.04)%			(12,048)

Net Assets - 100.00%			$28,915,282

See Notes to Financial Statements and Financial Highlights.

1 | December 31, 2024

Morningstar Income and Growth ETF Asset Allocation Portfolio

Schedule of Investments	As of December 31, 2024

Security Description	Shares	Value
Exchange Traded Funds - 98.20%
Columbia EM Core ex-China ETF	16,305	$482,628
iShares® Broad USD High Yield Corporate Bond ETF	46,229	1,700,765
iShares® Core S&P 500® ETF	6,590	3,879,401
iShares® Core S&P® Mid-Cap ETF	7,532	469,319
iShares® S&P 100 ETF	6,850	1,978,623
Schwab Fundamental International Equity ETF	43,290	1,437,661
Schwab Fundamental U.S. Large Company ETF	61,172	1,448,553
Schwab Fundamental U.S. Small Company ETF	15,718	466,825
Schwab US TIPS ETF	27,910	720,915
SPDR® Portfolio Intermediate Term Corporate Bond ETF	74,330	2,435,051
Vanguard® Emerging Markets Government Bond ETF	11,365	717,700
Vanguard® FTSE Developed Markets ETF	45,534	2,177,436
Vanguard® FTSE Emerging Markets ETF	16,050	706,842
Vanguard® Intermediate-Term Treasury ETF	25,068	1,453,944
Vanguard® Mortgage-Backed Securities ETF	48,180	2,184,481
Vanguard® Short-Term Bond ETF	57,172	4,417,680
Vanguard® Small-Cap ETF	1,950	468,546
Vanguard® Total Bond Market ETF	169,356	12,178,390
Vanguard® Total International Bond ETF	49,740	2,439,747
Vanguard® Total Stock Market ETF	19,998	5,795,620
Total Exchange Traded Funds
(Cost $45,793,135)		47,560,127

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 2.04%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	4.423%	988,581	$988,581

Total Short-Term Investments
(Cost $988,581)			988,581

Total Investments - 100.24%
(Total cost $46,781,716)			48,548,708

Liabilities in Excess of Other Assets - (0.24)%			(117,692)

Net Assets - 100.00%			$48,431,016

See Notes to Financial Statements and Financial Highlights.

2 | December 31, 2024

Morningstar Balanced ETF Asset Allocation Portfolio

Schedule of Investments	As of December 31, 2024

Security Description	Shares	Value
Exchange Traded Funds - 99.34%
Columbia EM Core ex-China ETF	105,625	$3,126,500
iShares® Broad USD High Yield Corporate Bond ETF	110,502	4,065,369
iShares® Core S&P 500® ETF	27,233	16,031,522
iShares® Core S&P® Mid-Cap ETF	63,445	3,953,258
iShares® S&P 100 ETF	30,785	8,892,247
Schwab Fundamental International Equity ETF	292,594	9,717,047
Schwab Fundamental U.S. Large Company ETF	268,190	6,350,739
Schwab Fundamental U.S. Small Company ETF	106,265	3,156,070
Schwab US TIPS ETF	62,810	1,622,382
SPDR® Portfolio Intermediate Term Corporate Bond ETF	149,560	4,899,586
Vanguard® FTSE Developed Markets ETF	235,377	11,255,728
Vanguard® FTSE Emerging Markets ETF	108,378	4,772,967
Vanguard® Intermediate-Term Treasury ETF	56,346	3,268,068
Vanguard® Mega Cap Growth ETF	4,810	1,651,802
Vanguard® Mortgage-Backed Securities ETF	108,165	4,904,201
Vanguard® Short-Term Bond ETF	127,467	9,849,375
Vanguard® Small-Cap ETF	13,175	3,165,689
Vanguard® Total Bond Market ETF	419,035	30,132,807
Vanguard® Total International Bond ETF	98,750	4,843,688
Vanguard® Total Stock Market ETF	82,654	23,953,956
Total Exchange Traded Funds
(Cost $147,021,587)		159,613,001

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.88%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	4.423%	1,408,093	$1,408,093

Total Short-Term Investments
(Cost $1,408,093)			1,408,093

Total Investments - 100.22%
(Total cost $148,429,680)			161,021,094

Liabilities in Excess of Other Assets - (0.22)%			(346,483)

Net Assets - 100.00%			$160,674,611

See Notes to Financial Statements and Financial Highlights.

3 | December 31, 2024

Morningstar Growth ETF Asset Allocation Portfolio

Schedule of Investments	As of December 31, 2024

Security Description	Shares	Value
Exchange Traded Funds - 99.01%
Columbia EM Core ex-China ETF	265,075	$7,846,220
iShares® Broad USD High Yield Corporate Bond ETF	71,040	2,613,561
iShares® Core S&P 500® ETF	48,685	28,659,886
iShares® Core S&P® Mid-Cap ETF	164,025	10,220,398
iShares® S&P 100 ETF	59,315	17,133,138
Schwab Fundamental International Equity ETF	673,941	22,381,581
Schwab Fundamental U.S. Large Company ETF	550,495	13,035,722
Schwab Fundamental U.S. Small Company ETF	256,280	7,611,516
Vanguard® FTSE Developed Markets ETF	521,457	24,936,074
Vanguard® FTSE Emerging Markets ETF	231,767	10,207,019
Vanguard® Mega Cap Growth ETF	15,450	5,305,684
Vanguard® Mortgage-Backed Securities ETF	57,940	2,627,000
Vanguard® Short-Term Bond ETF	136,576	10,553,227
Vanguard® Small-Cap ETF	31,880	7,660,126
Vanguard® Total Bond Market ETF	442,975	31,854,332
Vanguard® Total International Bond ETF	52,900	2,594,745
Vanguard® Total Stock Market ETF	183,296	53,121,014
Total Exchange Traded Funds
(Cost $213,450,102)		258,361,243

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 1.12%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	4.423%	2,926,540	$2,926,540

Total Short-Term Investments
(Cost $2,926,540)			2,926,540

Total Investments - 100.13%
(Total cost $216,376,642)			261,287,783

Liabilities in Excess of Other Assets - (0.13)%			(348,575)

Net Assets - 100.00%			$260,939,208

See Notes to Financial Statements and Financial Highlights.

4 | December 31, 2024

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

Schedule of Investments	As of December 31, 2024

Security Description	Shares	Value
Exchange Traded Funds - 99.02%
Columbia EM Core ex-China ETF	223,680	$6,620,928
iShares® Core S&P 500® ETF	47,047	27,695,628
iShares® Core S&P® Mid-Cap ETF	185,160	11,537,320
iShares® S&P 100 ETF	52,402	15,136,318
Schwab Fundamental International Equity ETF	558,682	18,553,829
Schwab Fundamental U.S. Large Company ETF	486,670	11,524,346
Schwab Fundamental U.S. Small Company ETF	225,050	6,683,985
Vanguard® FTSE Developed Markets ETF	482,710	23,083,192
Vanguard® FTSE Emerging Markets ETF	218,701	9,631,592
Vanguard® Mega Cap Growth ETF	17,925	6,155,624
Vanguard® Small-Cap ETF	28,050	6,739,854
Vanguard® Total Bond Market ETF	109,618	7,882,630
Vanguard® Total Stock Market ETF	146,516	42,461,802
Total Exchange Traded Funds
(Cost $154,860,597)		193,707,048

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 1.05%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	4.423%	2,057,997	$2,057,997

Total Short-Term Investments
(Cost $2,057,997)			2,057,997

Total Investments - 100.07%
(Total cost $156,918,594)			195,765,045

Liabilities in Excess of Other Assets - (0.07)%			(130,286)

Net Assets - 100.00%			$195,634,759

See Notes to Financial Statements and Financial Highlights.

5 | December 31, 2024

Morningstar ETF Asset Allocation Series

Statements of Assets and Liabilities	As of December 31, 2024

	Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio	Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
ASSETS:

Investments, at value	$28,927,330	$48,548,708	$161,021,094	$261,287,783	$195,765,045
Receivable for shares sold	29,054	6,515	13,141	17,341	39,526
Dividends receivable	2,430	3,413	5,127	9,542	6,451
Other assets	388	711	2,216	3,623	2,641
Total Assets	28,959,202	48,559,347	161,041,578	261,318,289	195,813,663

LIABILITIES:

Payable for shares redeemed	637	69,214	227,722	194,521	41,194
Payable to advisor	6,806	16,082	67,370	101,206	77,560
Payable for distribution and service fees	4,817	8,268	25,713	26,884	12,823
Payable for audit fees	16,971	16,971	16,971	16,971	16,971
Payable for trustees’ fees	74	137	406	631	432
Accrued expenses and other liabilities	14,615	17,659	28,785	38,868	29,924
Total Liabilities	43,920	128,331	366,967	379,081	178,904
Net Assets	$28,915,282	$48,431,016	$160,674,611	$260,939,208	$195,634,759

NET ASSETS CONSIST OF:

Paid-in capital	$29,809,219	$42,695,805	$128,847,550	$191,431,556	$138,854,803
Total distributable earnings/ (accumulated losses)	(893,937)	5,735,211	31,827,061	69,507,652	56,779,956
Net Assets	$28,915,282	$48,431,016	$160,674,611	$260,939,208	$195,634,759

Investments, at Cost	$28,249,916	$46,781,716	$148,429,680	$216,376,642	$156,918,594

PRICING OF SHARES:

Class I:
Net Assets	$6,235,148	$9,952,728	$42,409,536	$136,987,013	$137,162,368
Shares of beneficial interest outstanding	607,889	1,035,997	3,863,716	10,829,178	8,796,613
Net assets value, offering and redemption price per share	$10.26	$9.61	$10.98	$12.65	$15.59

Class II:
Net Assets	$22,680,134	$38,478,288	$118,265,075	$123,952,195	$58,472,391
Shares of beneficial interest outstanding	2,222,872	3,720,815	10,601,975	10,037,996	3,802,029
Net assets value, offering and redemption price per share	$10.20	$10.34	$11.16	$12.35	$15.38

See Notes to Financial Statements and Financial Highlights.

6 | December 31, 2024

Morningstar ETF Asset Allocation Series

Statements of Operations	For the Year Ended December 31, 2024

	Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio	Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
INVESTMENT INCOME:
Dividends	$1,027,762	$1,588,920	$4,454,464	$6,096,701	$3,950,239
Total Investment Income	1,027,762	1,588,920	4,454,464	6,096,701	3,950,239

EXPENSES:
Investment advisor fee	129,954	228,709	731,685	1,164,031	848,467
Recoupment of previously waived fees	–	–	–	–	5,526
12b-1 fees:
Class II	57,075	105,590	307,023	319,631	147,769
Custodian fees	3,685	5,031	7,182	9,778	7,713
Administration fees	9,691	9,691	9,691	9,691	9,691
Legal fees	3,209	5,764	17,665	27,962	20,005
Audit fees	16,400	16,400	16,400	16,400	16,400
Trustees’ fees and expenses	9,203	16,390	51,725	81,794	59,120
Report to shareholder fees	166	2,506	5,645	9,186	7,393
Other expenses	12,597	13,627	24,477	34,635	27,552
Total expenses before waiver/reimbursements	241,980	403,708	1,171,493	1,673,108	1,149,636
Less fees waived/reimbursed by investment advisor
Class I	(8,117)	(5,903)	(527)	–	(1,231)
Class II	(30,589)	(28,660)	(1,977)	–	(558)
Total Net Expenses	203,274	369,145	1,168,989	1,673,108	1,147,847
Net Investment Income	824,488	1,219,775	3,285,475	4,423,593	2,802,392

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain on investments	217,664	3,076,925	16,412,513	20,264,137	15,165,910
Net change in unrealized appreciation/(depreciation) on investments	465,863	(362,352)	(3,729,363)	6,287,777	7,635,986
Net Realized and Unrealized Gain on Investments	683,527	2,714,573	12,683,150	26,551,914	22,801,896
Net Increase in Net Assets Resulting from Operations	$1,508,015	$3,934,348	$15,968,625	$30,975,507	$25,604,288

See Notes to Financial Statements and Financial Highlights.

7 | December 31, 2024

Morningstar Conservative ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
OPERATIONS:

Net investment income	$824,488	$668,080
Net realized gain/(loss)	217,664	(1,429,859)
Net change in unrealized appreciation	465,863	3,055,388
Net increase in net assets resulting from operations	1,508,015	2,293,609

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	(154,435)	(204,778)
Class II	(513,648)	(798,401)
Total distributions	(668,083)	(1,003,179)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	872,144	976,069
Issued to shareholders in reinvestment of distributions	154,435	204,778
Cost of shares redeemed	(772,446)	(694,810)
Net increase from share transactions	254,133	486,037
Class II
Proceeds from sale of shares	3,217,431	3,704,608
Issued to shareholders in reinvestment of distributions	513,648	798,401
Cost of shares redeemed	(5,121,107)	(8,743,848)
Net decrease from share transactions	(1,390,028)	(4,240,839)

Net decrease in net assets	(295,963)	(2,464,372)

NET ASSETS:

Beginning of year	29,211,245	31,675,617
End of year	$28,915,282	$29,211,245

OTHER INFORMATION - SHARES:

Class I
Sold	85,179	98,956
Reinvested	14,793	21,068
Redeemed	(74,894)	(70,635)
Net increase in shares outstanding	25,078	49,389

Class II
Sold	316,567	378,628
Reinvested	49,437	82,565
Redeemed	(503,581)	(892,931)
Net decrease in shares outstanding	(137,577)	(431,738)

See Notes to Financial Statements and Financial Highlights.

8 | December 31, 2024

Morningstar Income and Growth ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
OPERATIONS:

Net investment income	$1,219,775	$1,107,216
Net realized gain	3,076,925	292,643
Net change in unrealized appreciation/(depreciation)	(362,352)	3,986,013
Net increase in net assets resulting from operations	3,934,348	5,385,872

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	(325,450)	(275,674)
Class II	(1,094,671)	(1,387,333)
Total distributions	(1,420,121)	(1,663,007)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	2,369,886	1,977,591
Issued to shareholders in reinvestment of distributions	325,450	275,674
Cost of shares redeemed	(1,020,304)	(1,655,628)
Net increase from share transactions	1,675,032	597,637
Class II
Proceeds from sale of shares	2,134,385	3,118,769
Issued to shareholders in reinvestment of distributions	1,094,672	1,387,333
Cost of shares redeemed	(12,890,098)	(8,594,500)
Net decrease from share transactions	(9,661,041)	(4,088,398)

Net increase/(decrease) in net assets	(5,471,782)	232,104

NET ASSETS:

Beginning of year	53,902,798	53,670,694
End of year	$48,431,016	$53,902,798

OTHER INFORMATION - SHARES:

Class I
Sold	244,021	221,124
Reinvested	33,074	31,044
Redeemed	(109,264)	(186,814)
Net increase in shares outstanding	167,831	65,354

Class II
Sold	204,454	326,078
Reinvested	103,368	145,423
Redeemed	(1,248,953)	(898,923)
Net decrease in shares outstanding	(941,131)	(427,422)

See Notes to Financial Statements and Financial Highlights.

9 | December 31, 2024

Morningstar Balanced ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
OPERATIONS:

Net investment income	$3,285,475	$2,940,536
Net realized gain	16,412,513	1,526,716
Net change in unrealized appreciation/(depreciation)	(3,729,363)	14,208,759
Net increase in net assets resulting from operations	15,968,625	18,676,011

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	(1,248,752)	(1,692,660)
Class II	(3,211,558)	(5,026,726)
Total distributions	(4,460,310)	(6,719,386)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	5,271,054	3,418,481
Issued to shareholders in reinvestment of distributions	1,248,752	1,692,660
Cost of shares redeemed	(5,143,243)	(2,738,704)
Net increase from share transactions	1,376,563	2,372,437
Class II
Proceeds from sale of shares	8,308,237	10,070,440
Issued to shareholders in reinvestment of distributions	3,211,558	5,026,726
Cost of shares redeemed	(23,618,451)	(20,416,860)
Net decrease from share transactions	(12,098,656)	(5,319,694)

Net increase in net assets	786,222	9,009,368

NET ASSETS:

Beginning of year	159,888,389	150,879,021
End of year	$160,674,611	$159,888,389

OTHER INFORMATION - SHARES:

Class I
Sold	487,497	344,201
Reinvested	110,509	172,193
Redeemed	(490,928)	(275,206)
Net increase in shares outstanding	107,078	241,188

Class II
Sold	759,607	991,099
Reinvested	279,509	503,176
Redeemed	(2,130,539)	(2,023,305)
Net decrease in shares outstanding	(1,091,423)	(529,030)

See Notes to Financial Statements and Financial Highlights.

10 | December 31, 2024

Morningstar Growth ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
OPERATIONS:

Net investment income	$4,423,593	$4,051,455
Net realized gain	20,264,137	5,272,789
Net change in unrealized appreciation	6,287,777	23,871,557
Net increase in net assets resulting from operations	30,975,507	33,195,801

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	(4,873,019)	(4,958,611)
Class II	(4,330,871)	(4,859,258)
Total distributions	(9,203,890)	(9,817,869)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	10,761,141	8,299,088
Issued to shareholders in reinvestment of distributions	4,873,019	4,958,611
Cost of shares redeemed	(11,721,203)	(9,806,248)
Net increase from share transactions	3,912,957	3,451,451
Class II
Proceeds from sale of shares	7,075,512	8,840,921
Issued to shareholders in reinvestment of distributions	4,330,871	4,859,258
Cost of shares redeemed	(22,135,968)	(16,134,399)
Net decrease from share transactions	(10,729,585)	(2,434,220)

Net increase in net assets	14,954,989	24,395,163

NET ASSETS:

Beginning of year	245,984,219	221,589,056
End of year	$260,939,208	$245,984,219

OTHER INFORMATION - SHARES:

Class I
Sold	857,819	746,376
Reinvested	371,986	447,932
Redeemed	(939,834)	(886,409)
Net increase in shares outstanding	289,971	307,899

Class II
Sold	591,362	809,128
Reinvested	338,614	449,100
Redeemed	(1,796,516)	(1,496,730)
Net decrease in shares outstanding	(866,540)	(238,502)

See Notes to Financial Statements and Financial Highlights.

11 | December 31, 2024

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
OPERATIONS:

Net investment income	$2,802,392	$2,725,092
Net realized gain	15,165,910	2,935,067
Net change in unrealized appreciation	7,635,986	19,291,766
Net increase in net assets resulting from operations	25,604,288	24,951,925

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	(3,919,911)	(4,271,100)
Class II	(1,612,902)	(1,983,032)
Total distributions	(5,532,813)	(6,254,132)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	10,858,429	13,725,014
Issued to shareholders in reinvestment of distributions	3,919,911	4,271,100
Cost of shares redeemed	(9,051,479)	(5,041,757)
Net increase from share transactions	5,726,861	12,954,357
Class II
Proceeds from sale of shares	4,074,378	5,321,301
Issued to shareholders in reinvestment of distributions	1,612,902	1,983,032
Cost of shares redeemed	(10,477,479)	(8,652,946)
Net decrease from share transactions	(4,790,199)	(1,348,613)

Net increase in net assets	21,008,137	30,303,537

NET ASSETS:

Beginning of year	174,626,622	144,323,085
End of year	$195,634,759	$174,626,622

OTHER INFORMATION - SHARES:

Class I
Sold	711,159	1,033,519
Reinvested	241,671	322,591
Redeemed	(594,716)	(381,798)
Net increase in shares outstanding	358,114	974,312

Class II
Sold	273,181	409,431
Reinvested	100,806	151,608
Redeemed	(696,040)	(666,943)
Net decrease in shares outstanding	(322,053)	(105,904)

See Notes to Financial Statements and Financial Highlights.

12 | December 31, 2024

Morningstar Conservative ETF Asset Allocation Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$9.97	$9.57	$11.43	$11.65	$11.18
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.31	0.25	0.25	0.19	0.19
Net realized and unrealized gain/(loss) on investments	0.24	0.52	(1.57)	0.11	0.56
Total income/(loss) from investment operations	0.55	0.77	(1.32)	0.30	0.75

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(0.26)	(0.26)	(0.18)	(0.20)	(0.22)
From net realized gain	–	(0.11)	(0.36)	(0.32)	(0.06)
Total distributions	(0.26)	(0.37)	(0.54)	(0.52)	(0.28)
Net increase/(decrease) in net asset value	0.29	0.40	(1.86)	(0.22)	0.47
Net asset value - end of period	$10.26	$9.97	$9.57	$11.43	$11.65

Total Return*	5.52%	8.19%	(11.61)%	2.51%	6.80%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$6,235	$5,808	$5,102	$4,959	$4,334
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.66%	0.66%	0.61%	0.65%	0.62%
Net expenses after waiver/reimbursements	0.53%	0.53%	0.53%	0.53%	0.53%
Net investment income after waiver/reimbursements	3.05%	2.53%	2.36%	1.65%	1.65%
Portfolio turnover rate	27%	32%	67%	20%	73%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If it did the Portfolio’s performance would be lower.
(1)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements and Financial Highlights.

13 | December 31, 2024

Morningstar Conservative ETF Asset Allocation Portfolio – Class II

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$9.91	$9.52	$11.37	$11.59	$11.13
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.28	0.22	0.22	0.16	0.16
Net realized and unrealized gain/(loss) on investments	0.25	0.52	(1.55)	0.11	0.56
Total income/(loss) from investment operations	0.53	0.74	(1.33)	0.27	0.72

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(0.24)	(0.23)	(0.16)	(0.17)	(0.20)
From net realized gain	–	(0.12)	(0.36)	(0.32)	(0.06)
Total distributions	(0.24)	(0.35)	(0.52)	(0.49)	(0.26)
Net increase/(decrease) in net asset value	0.29	0.39	(1.85)	(0.22)	0.46
Net asset value - end of period	$10.20	$9.91	$9.52	$11.37	$11.59

Total Return*	5.29%	7.84%	(11.82)%	2.28%	6.49%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$22,680	$23,403	$26,573	$30,736	$33,236
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.91%	0.91%	0.86%	0.90%	0.87%
Net expenses after waiver/reimbursements	0.78%	0.78%	0.78%	0.78%	0.78%
Net investment income after waiver/reimbursements	2.77%	2.23%	2.08%	1.35%	1.42%
Portfolio turnover rate	27%	32%	67%	20%	73%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If it did the Portfolio’s performance would be lower.
(1)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements and Financial Highlights.

14 | December 31, 2024

Morningstar Income and Growth ETF Asset Allocation Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$9.18	$8.58	$10.52	$10.38	$9.90
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.26	0.21	0.21	0.20	0.17
Net realized and unrealized gain/(loss) on investments	0.50	0.72	(1.49)	0.49	0.69
Total income/(loss) from investment operations	0.76	0.93	(1.28)	0.69	0.86

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(0.26)	(0.24)	(0.21)	(0.19)	(0.25)
From net realized gain	(0.07)	(0.09)	(0.45)	(0.36)	(0.13)
Total distributions	(0.33)	(0.33)	(0.66)	(0.55)	(0.38)
Net increase/(decrease) in net asset value	0.43	0.60	(1.94)	0.14	0.48
Net asset value - end of period	$9.61	$9.18	$8.58	$10.52	$10.38

Total Return*	8.20%	10.99%	(12.31)%	6.66%	8.73%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$9,953	$7,967	$6,892	$9,245	$6,333
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.60%	0.60%	0.56%	0.56%	0.57%
Net expenses after waiver/reimbursements	0.53%	0.53%	0.53%	0.53%	0.53%
Net investment income after waiver/reimbursements	2.70%	2.32%	2.17%	1.85%	1.72%
Portfolio turnover rate	71%	34%	23%	16%	47%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If it did the Portfolio’s performance would be lower.
(1)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements and Financial Highlights.

15 | December 31, 2024

Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$9.85	$9.19	$11.21	$11.02	$10.49
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.24	0.19	0.19	0.16	0.15
Net realized and unrealized gain/(loss) on investments	0.55	0.77	(1.58)	0.55	0.73
Total income/(loss) from investment operations	0.79	0.96	(1.39)	0.71	0.88

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(0.23)	(0.21)	(0.18)	(0.16)	(0.22)
From net realized gain	(0.07)	(0.09)	(0.45)	(0.36)	(0.13)
Total distributions	(0.30)	(0.30)	(0.63)	(0.52)	(0.35)
Net increase/(decrease) in net asset value	0.49	0.66	(2.02)	0.19	0.53
Net asset value - end of period	$10.34	$9.85	$9.19	$11.21	$11.02

Total Return*	7.97%	10.59%	(12.54)%	6.47%	8.43%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$38,478	$45,936	$46,779	$60,783	$62,967
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.85%	0.84%	0.81%	0.81%	0.81%
Net expenses after waiver/reimbursements	0.78%	0.78%	0.78%	0.78%	0.78%
Net investment income after waiver/reimbursements	2.33%	2.03%	1.88%	1.43%	1.42%
Portfolio turnover rate	71%	34%	23%	16%	47%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If it did the Portfolio’s performance would be lower.
(1)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements and Financial Highlights.

16 | December 31, 2024

Morningstar Balanced ETF Asset Allocation Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.23	$9.48	$11.65	$11.10	$10.50
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.24	0.21	0.23	0.21	0.18
Net realized and unrealized gain/(loss) on investments	0.85	1.01	(1.68)	1.00	0.80
Total income/(loss) from investment operations	1.09	1.22	(1.45)	1.21	0.98

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(0.23)	(0.23)	(0.22)	(0.19)	(0.24)
From net realized gain	(0.11)	(0.24)	(0.50)	(0.47)	(0.14)
Total distributions	(0.34)	(0.47)	(0.72)	(0.66)	(0.38)
Net increase/(decrease) in net asset value	0.75	0.75	(2.17)	0.55	0.60
Net asset value - end of period	$10.98	$10.23	$9.48	$11.65	$11.10

Total Return*	10.50%	13.11%	(12.60)%	11.00%	9.41%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$42,410	$38,413	$33,315	$38,044	$30,293
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.53%	0.54%	0.53%	0.53%	0.53%
Net expenses after waiver/reimbursements	0.53%	0.53%	0.53%	0.53%	0.53%
Net investment income after waiver/reimbursements	2.25%	2.13%	2.18%	1.79%	1.76%
Portfolio turnover rate	51%	35%	23%	15%	53%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If it did the Portfolio’s performance would be lower.
(1)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements and Financial Highlights.

17 | December 31, 2024

Morningstar Balanced ETF Asset Allocation Portfolio – Class II

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.39	$9.62	$11.81	$11.24	$10.63
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.21	0.19	0.20	0.17	0.16
Net realized and unrealized gain/(loss) on investments	0.87	1.03	(1.71)	1.03	0.81
Total income/(loss) from investment operations	1.08	1.22	(1.51)	1.20	0.97

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(0.20)	(0.21)	(0.18)	(0.16)	(0.22)
From net realized gain	(0.11)	(0.24)	(0.50)	(0.47)	(0.14)
Total distributions	(0.31)	(0.45)	(0.68)	(0.63)	(0.36)
Net increase/(decrease) in net asset value	0.77	0.77	(2.19)	0.57	0.61
Net asset value - end of period	$11.16	$10.39	$9.62	$11.81	$11.24

Total Return*	10.27%	12.82%	(12.88)%	10.79%	9.12%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$118,265	$121,476	$117,564	$145,119	$149,159
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.78%	0.79%	0.78%	0.78%	0.78%
Net expenses after waiver/reimbursements	0.78%	0.78%	0.78%	0.78%	0.78%
Net investment income after waiver/reimbursements	1.95%	1.84%	1.89%	1.45%	1.50%
Portfolio turnover rate	51%	35%	23%	15%	53%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If it did the Portfolio’s performance would be lower.
(1)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements and Financial Highlights.

18 | December 31, 2024

Morningstar Growth ETF Asset Allocation Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$11.61	$10.49	$12.81	$11.69	$11.12
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.23	0.21	0.24	0.22	0.18
Net realized and unrealized gain/(loss) on investments	1.29	1.40	(1.90)	1.54	0.95
Total income/(loss) from investment operations	1.52	1.61	(1.66)	1.76	1.13

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(0.22)	(0.23)	(0.21)	(0.19)	(0.25)
From net realized gain	(0.26)	(0.26)	(0.45)	(0.45)	(0.31)
Total distributions	(0.48)	(0.49)	(0.66)	(0.64)	(0.56)
Net increase/(decrease) in net asset value	1.04	1.12	(2.32)	1.12	0.57
Net asset value - end of period	$12.65	$11.61	$10.49	$12.81	$11.69

Total Return*	12.88%	15.61%	(12.96)%	15.09%	10.26%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$136,987	$122,310	$107,289	$118,634	$101,796
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.52%	0.53%	0.52%	0.52%	0.53%
Net expenses after waiver/reimbursements	0.52%	0.53%	0.52%	0.52%	0.53%
Net investment income after waiver/reimbursements	1.85%	1.90%	2.08%	1.74%	1.74%
Portfolio turnover rate	27%	35%	26%	15%	47%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If it did the Portfolio’s performance would be lower.
(1)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements and Financial Highlights.

19 | December 31, 2024

Morningstar Growth ETF Asset Allocation Portfolio – Class II

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$11.34	$10.26	$12.55	$11.46	$10.91
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.19	0.18	0.20	0.18	0.15
Net realized and unrealized gain/(loss) on investments	1.27	1.36	(1.86)	1.52	0.93
Total income/(loss) from investment operations	1.46	1.54	(1.66)	1.70	1.08

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(0.19)	(0.20)	(0.18)	(0.16)	(0.22)
From net realized gain	(0.26)	(0.26)	(0.45)	(0.45)	(0.31)
Total distributions	(0.45)	(0.46)	(0.63)	(0.61)	(0.53)
Net increase/(decrease) in net asset value	1.01	1.08	(2.29)	1.09	0.55
Net asset value - end of period	$12.35	$11.34	$10.26	$12.55	$11.46

Total Return*	12.67%	15.27%	(13.25)%	14.88%	10.01%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$123,952	$123,674	$114,300	$138,143	$131,873
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.77%	0.78%	0.77%	0.77%	0.78%
Net expenses after waiver/reimbursements	0.77%	0.78%	0.77%	0.77%	0.78%
Net investment income after waiver/reimbursements	1.56%	1.64%	1.80%	1.44%	1.45%
Portfolio turnover rate	27%	35%	26%	15%	47%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If it did the Portfolio’s performance would be lower.
(1)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements and Financial Highlights.

20 | December 31, 2024

Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$13.96	$12.40	$15.05	$13.13	$12.35
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.24	0.25	0.29	0.27	0.20
Net realized and unrealized gain/(loss) on investments	1.85	1.84	(2.22)	2.16	1.07
Total income/(loss) from investment operations	2.09	2.09	(1.93)	2.43	1.27

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(0.23)	(0.25)	(0.24)	(0.19)	(0.25)
From net realized gain	(0.23)	(0.28)	(0.48)	(0.32)	(0.24)
Total distributions	(0.46)	(0.53)	(0.72)	(0.51)	(0.49)
Net increase/(decrease) in net asset value	1.63	1.56	(2.65)	1.92	0.78
Net asset value - end of period	$15.59	$13.96	$12.40	$15.05	$13.13

Total Return*	14.85%	17.10%	(12.92)%	18.60%	10.34%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$137,162	$117,801	$92,533	$97,338	$76,410
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.53%	0.54%	0.53%	0.54%	0.55%
Net expenses after waiver/reimbursements	0.53%	0.53%	0.53%	0.53%	0.53%
Net investment income after waiver/reimbursements	1.58%	1.86%	2.15%	1.83%	1.75%
Portfolio turnover rate	35%	37%	23%	18%	45%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If it did the Portfolio’s performance would be lower.
(1)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements and Financial Highlights.

21 | December 31, 2024

Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$13.78	$12.24	$14.87	$12.98	$12.23
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.19	0.20	0.25	0.22	0.17
Net realized and unrealized gain/(loss) on investments	1.84	1.84	(2.20)	2.15	1.04
Total income/(loss) from investment operations	2.03	2.04	(1.95)	2.37	1.21

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(0.20)	(0.22)	(0.20)	(0.16)	(0.22)
From net realized gain	(0.23)	(0.28)	(0.48)	(0.32)	(0.24)
Total distributions	(0.43)	(0.50)	(0.68)	(0.48)	(0.46)
Net increase/(decrease) in net asset value	1.60	1.54	(2.63)	1.89	0.75
Net asset value - end of period	$15.38	$13.78	$12.24	$14.87	$12.98

Total Return*	14.58%	16.88%	(13.17)%	18.33%	9.96%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$58,472	$56,826	$51,790	$56,211	$53,243
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.78%	0.79%	0.78%	0.79%	0.80%
Net expenses after waiver/reimbursements	0.78%	0.78%	0.78%	0.78%	0.78%
Net investment income after waiver/reimbursements	1.28%	1.53%	1.90%	1.50%	1.45%
Portfolio turnover rate	35%	37%	23%	18%	45%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If it did the Portfolio’s performance would be lower.
(1)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements and Financial Highlights.

22 | December 31, 2024

ALPS | Alerian Energy Infrastructure Portfolio

Schedule of Investments	As of December 31, 2024

Security Description	Shares	Value
Canadian Energy Infrastructure Companies - 27.84%
Enbridge, Inc.	237,217	$10,068,252
Gibson Energy, Inc.	159,551	2,717,179
Keyera Corp.	216,647	6,625,484
Pembina Pipeline Corp.	175,913	6,499,523
South Bow Corp.	204,938	4,835,992
TC Energy Corp.	145,265	6,769,837

Total Canadian Energy Infrastructure Companies
(Cost $34,254,656)		37,516,267

Exchange Traded Fund - 0.12%
Energy Select Sector SPDR® Fund	1,810	155,045

Total Exchange Traded Fund
(Cost $155,058)		155,045

U.S. Energy Infrastructure Companies - 27.31%
Aris Water Solutions, Inc.	21,737	520,601
Cheniere Energy, Inc.	31,695	6,810,305
DT Midstream, Inc.	66,929	6,654,750
Kinder Morgan, Inc.	252,889	6,929,159
Kinetik Holdings, Inc.	35,993	2,041,163
NextDecade Corp. (1)	99,150	764,446
ONEOK, Inc.	65,116	6,537,646
Targa Resources Corp.	36,657	6,543,275

Total U.S. Energy Infrastructure Companies
(Cost $24,076,956)		36,801,345

U.S. Energy Infrastructure MLPs - 27.69%
Delek Logistics Partners LP	6,425	271,520
Energy Transfer LP	674,757	13,218,490
Enterprise Products Partners LP	319,015	10,004,310
Genesis Energy LP	40,197	406,392
Hess Midstream LP, Class A	101,670	3,764,840
MPLX LP	136,534	6,534,517
Western Midstream Partners LP	80,781	3,104,414

Total U.S. Energy Infrastructure MLPs
(Cost $29,549,825)		37,304,483

U.S. General Partners - 16.53%
Antero Midstream Corp.	335,107	5,056,765
EnLink Midstream LLC	252,575	3,573,936
Plains GP Holdings LP, Class A	352,109	6,471,764
The Williams Cos., Inc.	132,494	7,170,575

Total U.S. General Partners
(Cost $16,814,298)		22,273,040
Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.46%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	4.423%	625,340	$625,340

Total Short-Term Investments
(Cost $625,340)			625,340

Total Investments - 99.95%
(Total cost $105,476,133)			134,675,520

Other Assets in Excess of Liabilities - 0.05%			65,911

Net Assets - 100.00%			$134,741,431

(1)	Non-income producing security.

See Notes to Financial Statements and Financial Highlights.

23 | December 31, 2024

ALPS | Alerian Energy Infrastructure Portfolio

Statement of Assets and Liabilities	As of December 31, 2024

ASSETS:

Investments, at value	$134,675,520
Foreign currency, at value (Cost $121,792)	121,792
Receivable for investments sold	155,038
Dividends receivable	256,108
Other assets	1,593
Total Assets	135,210,051

LIABILITIES:

Payable for investments purchased	155,270
Payable for shares redeemed	108,009
Payable to advisor	89,625
Payable for distribution and service fees	54,406
Payable for audit fees	22,004
Payable for trustees’ fees	199
Accrued expenses and other liabilities	39,107
Total Liabilities	468,620
Net Assets	$134,741,431

NET ASSETS CONSIST OF:

Paid-in capital	$95,109,859
Total distributable earnings (accumulated losses)	39,631,572
Net Assets	$134,741,431

Investments, at Cost	$105,476,133

PRICING OF SHARES:

Class I:
Net Assets	$9,494,806
Shares of beneficial interest outstanding	664,237
Net assets value, offering and redemption price per share	$14.29

Class III:
Net Assets	$125,246,625
Shares of beneficial interest outstanding	8,772,483
Net assets value, offering and redemption price per share	$14.28

See Notes to Financial Statements and Financial Highlights.

24 | December 31, 2024

ALPS | Alerian Energy Infrastructure Portfolio

Statement of Operations	For the Year Ended December 31, 2024

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $316,729)	$5,972,044
Total Investment Income	5,972,044

EXPENSES:
Investment advisor fee	894,401
12b-1 fees:
Class III	301,083
Shareholder servicing fees:
Class I	11,008
Class III	301,083
Custodian fees	30,923
Administration fee	9,720
Legal fees	14,232
Audit fees	21,400
Trustees’ fees and expenses	40,652
Report to shareholder fees	1,460
Other expenses	23,372
Total expenses before waiver/reimbursements	1,649,334
Less fees waived/reimbursed by investment advisor
Class I	(535)
Class III	(10,568)
Total Net Expenses	1,638,231
Net Investment Income	4,333,813

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	18,872,602
Foreign currency transactions	(33,195)
Net realized gain	18,839,407
Net change in unrealized appreciation/(depreciation) on:
Investments	20,290,211
Translation of assets and liabilities denominated in foreign currencies	(338)
Net change in unrealized appreciation	20,289,873
Net Realized and Unrealized Gain on Investments	39,129,280
Net Increase in Net Assets Resulting from Operations	$43,463,093

See Notes to Financial Statements and Financial Highlights.

25 | December 31, 2024

ALPS | Alerian Energy Infrastructure Portfolio

Statements of Changes in Net Assets

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
OPERATIONS:

Net investment income	$4,333,813	$4,284,448
Net realized gain	18,839,407	7,453,669
Net change in unrealized appreciation	20,289,873	2,484,117
Net increase in net assets resulting from operations	43,463,093	14,222,234

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	(627,674)	(248,312)
Class III	(7,909,354)	(4,333,356)
Total distributions	(8,537,028)	(4,581,668)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	2,792,448	2,284,022
Issued to shareholders in reinvestment of distributions	627,674	248,312
Cost of shares redeemed	(1,440,475)	(1,188,216)
Net increase from share transactions	1,979,647	1,344,118
Class III
Proceeds from sale of shares	29,515,069	11,151,054
Issued to shareholders in reinvestment of distributions	7,909,354	4,333,356
Cost of shares redeemed	(52,845,003)	(31,646,996)
Net decrease from share transactions	(15,420,580)	(16,162,586)

Net increase/(decrease) in net assets	21,485,132	(5,177,902)

NET ASSETS:

Beginning of year	113,256,299	118,434,201
End of year	$134,741,431	$113,256,299

OTHER INFORMATION - SHARES:

Class I
Sold	222,082	215,602
Reinvested	42,468	23,186
Redeemed	(118,654)	(118,585)
Net increase in shares outstanding	145,896	120,203

Class III
Sold	2,333,705	1,064,500
Reinvested	535,501	404,987
Redeemed	(4,048,991)	(3,077,487)
Net decrease in shares outstanding	(1,179,785)	(1,608,000)

See Notes to Financial Statements and Financial Highlights.

26 | December 31, 2024

ALPS | Alerian Energy Infrastructure Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.83	$9.92	$8.82	$6.51	$8.96
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.47	0.43	0.35	0.49	0.32
Net realized and unrealized gain/(loss) on investments	4.01	0.98	1.23	2.02	(2.54)
Total income/(loss) from investment operations	4.48	1.41	1.58	2.51	(2.22)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(0.59)	(0.38)	(0.48)	(0.20)	(0.23)
From net realized gain	(0.43)	(0.12)	–	–	–
Total distributions	(1.02)	(0.50)	(0.48)	(0.20)	(0.23)
Net increase/(decrease) in net asset value	3.46	0.91	1.10	2.31	(2.45)
Net asset value - end of period	$14.29	$10.83	$9.92	$8.82	$6.51

Total Return*	41.03%	14.25%	17.84%	38.46%	(24.97)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$9,495	$5,611	$3,948	$2,244	$1,280
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.96%	0.99%	0.97%	0.99%	1.04%
Net expenses after waiver/reimbursements	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income after waiver/ reimbursements	3.65%	4.08%	3.41%	5.75%	4.98%
Portfolio turnover rate	45%	30%	34%	68%	52%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If it did the Portfolio’s performance would be lower.
(1)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements and Financial Highlights.

27 | December 31, 2024

ALPS | Alerian Energy Infrastructure Portfolio – Class III

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.82	$9.90	$8.82	$6.53	$8.96
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.43	0.40	0.32	0.48	0.30
Net realized and unrealized gain/(loss) on investments	3.99	0.97	1.21	1.99	(2.54)
Total income/(loss) from investment operations	4.42	1.37	1.53	2.47	(2.24)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(0.53)	(0.33)	(0.45)	(0.18)	(0.19)
From net realized gain	(0.43)	(0.12)	–	–	–
Total distributions	(0.96)	(0.45)	(0.45)	(0.18)	(0.19)
Net increase/(decrease) in net asset value	3.46	0.92	1.08	2.29	(2.43)
Net asset value - end of period	$14.28	$10.82	$9.90	$8.82	$6.53

Total Return*	40.60%	13.91%	17.32%	37.77%	(25.12)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$125,247	$107,645	$114,486	$84,789	$52,630
Ratios to average net assets:
Total expenses before waiver/reimbursements	1.31%	1.33%	1.32%	1.34%	1.40%
Net expenses after waiver/reimbursements	1.30%	1.30%	1.30%	1.30%	1.30%
Net investment income after waiver/ reimbursements	3.37%	3.81%	3.10%	5.54%	4.59%
Portfolio turnover rate	45%	30%	34%	68%	52%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If it did the Portfolio’s performance would be lower.
(1)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements and Financial Highlights.

28 | December 31, 2024

ALPS Global Opportunity Portfolio

Schedule of Investments	As of December 31, 2024

Security Description	Shares	Value
Closed-End Funds - 14.33%
Financials - 14.33%
HarbourVest Global Private Equity, Ltd. (1)	16,625	$551,646
HBM Healthcare Investments AG, Class A (1)	1,210	234,654
HgCapital Trust PLC	168,115	1,134,390
NB Private Equity Partners, Ltd.	19,945	394,510
Oakley Capital Investments, Ltd.	96,140	600,582
Pantheon International PLC Fund (1)	86,940	350,464
Patria Private Equity Trust PLC	53,938	370,035

Total Financials		3,636,281

Total Closed-End Funds
(Cost $2,803,094)		3,636,281

Common Stocks - 82.76%
Consumer Discretionary - 2.59%
Amazon.com, Inc. (1)	1,285	281,916
Wesfarmers, Ltd.	8,475	374,406

Total Consumer Discretionary		656,322

Consumer Staples - 2.86%
Costco Wholesale Corp.	793	726,602

Financials - 61.05%
3i Group PLC	29,065	1,293,770
Altamir	15,735	368,360
Apollo Global Management, Inc., Class A	6,620	1,093,359
Ares Capital Corp.	21,940	480,267
Ares Management LP, Class A	7,075	1,252,488
Berkshire Hathaway, Inc., Class B (1)	1,705	772,842
Blackstone, Inc., Class A	6,020	1,037,968
Blue Owl Capital, Inc.	10,890	253,301
Brederode SA	7,447	855,309
Bridgepoint Group PLC (2)(3)	80,215	358,763
CVC Capital Partners PLC (1)(2)(3)	22,400	495,330
EQT AB	11,200	309,611
Fiserv, Inc. (1)	1,465	300,940
FS KKR Capital Corp.	21,640	470,021
Hamilton Lane, Inc., Class A	1,250	185,063
Hercules Capital, Inc.	14,960	300,546
Houlihan Lokey, Inc.	2,340	406,364
Integral Corp.	4,680	127,580
Intermediate Capital Group PLC	30,145	776,960
Investor AB, B Shares Class B	18,405	487,491
KKR & Co., Inc., Class A	10,015	1,481,320
Mastercard, Inc., Class A	520	273,816
Mutares SE & Co. KGaA	12,185	303,892
Partners Group Holding AG	598	812,259
Petershill Partners PLC (2)(3)	115,190	354,462
Security Description	Shares	Value
Financials (continued)
StepStone Group, Inc., Class A	5,525	$319,787
TPG, Inc.	5,010	314,828

Total Financials		15,486,697

Health Care - 1.12%
Chemed Corp.	535	283,443

Industrials - 7.99%
Atmus Filtration Technologies, Inc.	6,365	249,381
Carlisle Cos., Inc.	805	296,916
CSW Industrials, Inc.	849	299,527
Dover Corp.	1,365	256,074
Italmobiliare SpA	7,890	211,269
Lockheed Martin Corp.	510	247,829
OEM International AB, Class B	20,120	202,979
Paychex, Inc.	1,880	263,614

Total Industrials		2,027,589

Information Technology - 7.15%
Accenture PLC, Class A	745	262,084
Constellation Software, Inc.	252	779,238
Dell Technologies, Inc.	2,055	236,818
GoDaddy, Inc. (1)	1,550	305,924
Microsoft Corp.	545	229,718

Total Information Technology		1,813,782

Total Common Stocks
(Cost $14,373,534)		20,994,435

Preferred Stock - 1.59%
Financials - 1.59%
Compass Diversified Holdings, Series C, 7.875%(4)	16,272	402,732

Total Preferred Stock
(Cost $401,483)		402,732

See Notes to Financial Statements and Financial Highlights.

29 | December 31, 2024

ALPS Global Opportunity Portfolio

Schedule of Investments (continued)	As of December 31, 2024

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.13%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	4.423%	32,028	$32,028

Total Short-Term Investments
(Cost $32,028)			32,028

Total Investments - 98.81%
(Total cost $17,610,139)			25,065,476

Other Assets in Excess of Liabilities - 1.19%			303,040

Net Assets - 100.00%			$25,368,516

(1)	Non-income producing security.
(2)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of December 31, 2024, the aggregate value of those securities was $1,208,555, which represents 4.76% of net assets.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $1,208,555, representing 4.76% of net assets.
(4)	Perpetual Maturity.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at December 31, 2024	Fund Delivering	U.S. $ Value at December 31, 2024	Unrealized Appreciation/ (Depreciation)
State Street Bank and Trust Company	01/24/25	USD	$1,069,937	GBP	$1,013,852	$56,085
State Street Bank and Trust Company	03/28/25	USD	$258,792	GBP	$256,476	$2,316
						$58,401

See Notes to Financial Statements and Financial Highlights.

30 | December 31, 2024

ALPS Global Opportunity Portfolio

Statement of Assets and Liabilities	As of December 31, 2024

ASSETS:

Investments, at value	$25,065,476
Unrealized appreciation on forward contracts	58,401
Receivable for investments sold	366,340
Receivable for shares sold	20,634
Dividends receivable	53,393
Other assets	357
Total Assets	25,564,601

LIABILITIES:

Payable to custodian for overdraft	25
Payable for investments purchased	135,415
Payable for shares redeemed	1,524
Payable to advisor	9,236
Payable for distribution and service fees	10,435
Payable for audit fees	19,471
Payable for trustees’ fees	43
Accrued expenses and other liabilities	19,936
Total Liabilities	196,085
Net Assets	$25,368,516

NET ASSETS CONSIST OF:

Paid-in capital	$18,828,020
Total distributable earnings (accumulated losses)	6,540,496
Net Assets	$25,368,516

Investments, at Cost	$17,610,139

PRICING OF SHARES:

Class I:
Net Assets	$1,895,981
Shares of beneficial interest outstanding	153,763
Net assets value, offering and redemption price per share	$12.33

Class III:
Net Assets	$23,472,535
Shares of beneficial interest outstanding	1,767,792
Net assets value, offering and redemption price per share	$13.28

See Notes to Financial Statements and Financial Highlights.

31 | December 31, 2024

ALPS Global Opportunity Portfolio

Statement of Operations	For the Year Ended December 31, 2024

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $16,078)	$631,612
Total Investment Income	631,612

EXPENSES:
Investment advisor fee	229,236
12b-1 fees:
Class III	49,711
Shareholder servicing fees:
Class I	2,380
Class III	49,111
Custodian fees	11,766
Administration fee	13,300
Legal fees	2,907
Audit fees	18,900
Trustees’ fees and expenses	7,978
Report to shareholder fees	3,459
Other expenses	20,770
Total expenses before waiver/reimbursements	409,518
Less fees waived/reimbursed by investment advisor
Class I	(4,183)
Class III	(62,060)
Total Net Expenses	343,275
Net Investment Income	288,337

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	2,200,281
Forward foreign currency contracts	(38,037)
Foreign currency transactions	(933)
Net realized gain	2,161,311
Net change in unrealized appreciation/(depreciation) on:
Investments	1,679,142
Forward foreign currency contracts	75,499
Translation of assets and liabilities denominated in foreign currencies	(5,515)
Net change in unrealized appreciation	1,749,126
Net Realized and Unrealized Gain on Investments	3,910,437
Net Increase in Net Assets Resulting from Operations	$4,198,774

See Notes to Financial Statements and Financial Highlights.

32 | December 31, 2024

ALPS Global Opportunity Portfolio

Statements of Changes in Net Assets

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
OPERATIONS:

Net investment income	$288,337	$362,064
Net realized gain	2,161,311	575,855
Net change in unrealized appreciation	1,749,126	4,766,986
Net increase in net assets resulting from operations	4,198,774	5,704,905

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	(169,700)	–
Class III	(1,925,632)	–
Total distributions	(2,095,332)	–

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	1,307,338	181,031
Issued to shareholders in reinvestment of distributions	169,700	–
Cost of shares redeemed	(259,552)	(89,597)
Net increase from share transactions	1,217,486	91,434
Class III
Proceeds from sale of shares	2,109,849	864,019
Issued to shareholders in reinvestment of distributions	1,925,632	–
Cost of shares redeemed	(5,182,149)	(6,282,093)
Net decrease from share transactions	(1,146,668)	(5,418,074)

Net increase in net assets	2,174,260	378,265

NET ASSETS:

Beginning of year	23,194,256	22,815,991
End of year	$25,368,516	$23,194,256

OTHER INFORMATION - SHARES:

Class I
Sold	109,390	17,931
Reinvested	13,247	–
Redeemed	(20,897)	(8,573)
Net increase in shares outstanding	101,740	9,358

Class III
Sold	160,998	82,867
Reinvested	139,539	–
Redeemed	(383,019)	(599,368)
Net decrease in shares outstanding	(82,482)	(516,501)

See Notes to Financial Statements and Financial Highlights.

33 | December 31, 2024

ALPS Global Opportunity Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023 (1)	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020 (2)
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$11.41	$8.83	$16.52	$13.92	$14.65
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3)	0.19	0.19	0.18	0.05 (4)	0.14
Net realized and unrealized gain/(loss) on investments	1.94	2.39	(4.87)	3.34	1.17
Total income/(loss) from investment operations	2.13	2.58	(4.69)	3.39	1.31

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(1.21)	–	(1.75)	(0.79)	(1.79)
From net realized gain	–	–	(1.25)	–	(0.25)
Total distributions	(1.21)	–	(3.00)	(0.79)	(2.04)
Net increase/(decrease) in net asset value	0.92	2.58	(7.69)	2.60	(0.73)
Net asset value - end of period	$12.33	$11.41	$8.83	$16.52	$13.92

Total Return*	18.28%	29.22%	(28.68)%	24.48%	9.57%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$1,896	$594	$377	$474	$432
Ratios to average net assets:
Total expenses before waiver/reimbursements	1.36%	1.34%	1.27%	1.31%	1.35%
Net expenses after waiver/reimbursements	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income after waiver/ reimbursements	1.49%	1.88%	1.43%	0.32%	1.04%
Portfolio turnover rate	31%	22%	32%	38%	59%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If it did the Portfolio’s performance would be lower.
(1)	Prior to January 24, 2023, the ALPS Global Opportunity Portfolio was known as the ALPS/Red Rocks Global Opportunity Portfolio.
(2)	Prior to April 30, 2020, the ALPS/Red Rocks Global Opportunity Portfolio was known as the ALPS/Red Rocks Listed Private Equity Portfolio.
(3)	Per share numbers have been calculated using the average shares method.
(4)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

See Notes to Financial Statements and Financial Highlights.

34 | December 31, 2024

ALPS Global Opportunity Portfolio – Class III

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Year Ended December 31, 2024		For the Year Ended December 31, 2023 (1)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021		For the Year Ended December 31, 2020 (2)
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$12.21		$9.48		$17.40	$14.65		$15.31
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(3)	0.15		0.17		0.13	(0.00	)(4)	0.09
Net realized and unrealized gain/(loss) on investments	2.09		2.56		(5.11)	3.49		1.23
Total income/(loss) from investment operations	2.24		2.73		(4.98)	3.49		1.32

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(1.17)		–		(1.69)	(0.74)		(1.73)
From net realized gain	–		–		(1.25)	–		(0.25)
Total distributions	(1.17)		–		(2.94)	(0.74)		(1.98)
Net increase/(decrease) in net asset value	1.07		2.73		(7.92)	2.75		(0.66)
Net asset value - end of period	$13.28		$12.21		$9.48	$17.40		$14.65

Total Return*	18.01%		28.80%		(28.91)%	23.93%		9.25%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$23,473		$22,600		$22,439	$35,551		$30,562
Ratios to average net assets:
Total expenses before waiver/reimbursements	1.62	%(5)	1.66	%(5)	1.62%	1.66%		1.69%
Net expenses after waiver/reimbursements	1.36	%(5)	1.42%		1.45%	1.45%		1.45%
Net investment income after waiver/ reimbursements	1.11%		1.60%		1.00%	0.00	%(6)	0.67%
Portfolio turnover rate	31%		22%		32%	38%		59%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If it did the Portfolio’s performance would be lower.
(1)	Prior to January 24, 2023, the ALPS Global Opportunity Portfolio was known as the ALPS/Red Rocks Global Opportunity Portfolio.
(2)	Prior to April 30, 2020, the ALPS/Red Rocks Global Opportunity Portfolio was known as the ALPS/Red Rocks Listed Private Equity Portfolio.
(3)	Per share numbers have been calculated using the average shares method.
(4)	Less than ($0.005) per share.
(5)	According to the Fund’s shareholder services and 12b-1 plans with respect to the Fund’s Class III shares, any amount of fees accrued according to the plans, but not paid during the Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practical. Fees were reimbursed to the Fund for the periods ended December 31, 2024 and December 31, 2023, respectively, in the amount of 0.09% and 0.03% of average net assets of Class III shares.
(6)	Less than (0.005%) per share.

See Notes to Financial Statements and Financial Highlights.

35 | December 31, 2024

ALPS Variable Investment Trust

Notes to Financial Statements and Financial Highlights	December 31, 2024

1. ORGANIZATION

ALPS Variable Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The Schedules of Investments herein relate to the following seven series of the Trust: Morningstar Conservative ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF Asset Allocation Portfolio, Morningstar Growth ETF Asset Allocation Portfolio, Morningstar Aggressive Growth ETF Asset Allocation Portfolio (each a “Morningstar Portfolio,” and collectively the “Morningstar Portfolios”), the ALPS | Alerian Energy Infrastructure Portfolio, and the ALPS Global Opportunity Portfolio (collectively the “Portfolios”). The Morningstar Portfolios and the ALPS | Alerian Energy Infrastructure Portfolio are each considered non-diversified under the 1940 Act and may invest a greater portion of their assets in a more limited number of issuers than a diversified portfolio. The ALPS Global Opportunity Portfolio is considered diversified under the 1940 Act.

The Morningstar Portfolios offer Class I and Class II shares. The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS Global Opportunity Portfolio offer Class I and Class III shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including legal fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average daily net assets. Expenses directly attributable to a particular Portfolio (including advisory, custodial, registration, professional and audit fees) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Portfolios. In addition, in the normal course of business, the Trust, on behalf of the Portfolios, enters into contracts with vendors and others that provide general indemnification to the extent permissible under law. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Portfolios.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, qualified pensions, retirement plans or registered and unregistered separate accounts. Shares are not offered to the general public.

Each variable annuity contract and variable life insurance policy owner (“Contract Owner”) and retirement plan participant (“Participant”) also incurs fees associated with the variable annuity, variable life insurance or retirement plan through which he or she invested. As a Contract Owner or Participant, you may incur additional fees and different terms and conditions associated with your investment program that are not disclosed in the Portfolios’ Financial Statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The Portfolios’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from these estimates. Each Portfolio is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services - Investment Companies. In regards to Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Chief Operating Decision Maker (“CODM”) monitors the operating results of each Portfolio as a whole. ALPS Advisors, Inc. (the “Advisor”) is the CODM for each Portfolio. Each Portfolio’s financial information is used by the CODM to assess each segment’s performance. The CODM has determined that each Portfolio is a single operating segment as defined by ASU 2023-07 that recognizes revenues and incurs expenses. This is supported by the single investment strategy of each Portfolio, against which the CODM assesses performance.

Security Valuation: The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities, including Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”) for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and ask price. Shares of an open-end investment company are valued at that investment company’s net asset value per share. Securities for which quotations are not readily available are valued under procedures utilized by the Valuation Designee to determine fair value in good faith. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the “Board” or “Trustees”) designated the Advisor as the valuation designee (“Valuation Designee”) for each Portfolio to perform the fair value determinations relating to Portfolio investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees.

36 | December 31, 2024

ALPS Variable Investment Trust

Notes to Financial Statements and Financial Highlights	December 31, 2024

Securities traded on one or more of the U.S. national securities exchanges, the NASDAQ Stock Market LLC or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of which such value is being determined.

Each Portfolio’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value in good faith by the Valuation Designee. When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Portfolio is priced that materially affects the value of a security, the securities will be valued by the Valuation Designee using fair valuation procedures utilized by the Valuation Designee. Examples of potentially significant events that could materially impact the value of a security include, but are not limited to, company specific announcements, significant market volatility, natural disasters, armed conflicts, significant governmental actions, or a security’s trading has been halted, suspended or the security has not traded since the prior day and the closure of the primary trading market at a time when under normal conditions it would be open.

In the case of foreign securities, management may consider the following when determining the “fair value” of a security: (a) the country’s or geographic region’s political and economic environment; (b) the nature of any significant events which have occurred from the time of the market quotation to the valuation of each Portfolio’s net asset value which may materially impact each Portfolio’s net asset valuation; (c) American Depository Receipt trading; (d) Exchange-Traded Fund trading; (e) foreign currency exchange activity; (f) other relevant matters; and (g) if a stock split occurs on a Japanese exchange, management will fair value using the last day of trading price until the security commences trading again.

ALPS Global Opportunity Portfolio uses a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading on the NYSE.

If the current price of a foreign security is unavailable as a result of a foreign stock exchange’s closure for a foreign holiday, such foreign security’s value will be the closing price of such security on the last day such foreign exchange was open, adjusted by the current foreign exchange rate, assuming there are no significant events which occurred which may materially impact each Portfolio’s net asset value determination.

Fair Value Measurements: The Portfolios disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Portfolios’ investments by major category are as follows:

Equity securities, exchange-traded funds and limited partnerships for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when each Portfolio’s assets are valued. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor.

37 | December 31, 2024

ALPS Variable Investment Trust

Notes to Financial Statements and Financial Highlights	December 31, 2024

Various inputs are used in determining the value of each Portfolio’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls for an investment is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Portfolio has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Portfolio’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Portfolio’s investments as of December 31, 2024:

Morningstar Conservative ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$28,365,506	$–	$–	$28,365,506
Short-Term Investments	561,824	–	–	561,824
Total	$28,927,330	$–	$–	$28,927,330

Morningstar Income and Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$47,560,127	$–	$–	$47,560,127
Short-Term Investments	988,581	–	–	988,581
Total	$48,548,708	$–	$–	$48,548,708

Morningstar Balanced ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$159,613,001	$–	$–	$159,613,001
Short-Term Investments	1,408,093	–	–	1,408,093
Total	$161,021,094	$–	$–	$161,021,094

Morningstar Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$258,361,243	$–	$–	$258,361,243
Short-Term Investments	2,926,540	–	–	2,926,540
Total	$261,287,783	$–	$–	$261,287,783

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$193,707,048	$–	$–	$193,707,048
Short-Term Investments	2,057,997	–	–	2,057,997
Total	$195,765,045	$–	$–	$195,765,045

38 | December 31, 2024

ALPS Variable Investment Trust

Notes to Financial Statements and Financial Highlights	December 31, 2024

ALPS | Alerian Energy Infrastructure Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Canadian Energy Infrastructure Companies	$37,516,267	$–	$–	$37,516,267
Exchange Traded Fund	155,045	–	–	155,045
U.S. Energy Infrastructure Companies	36,801,345	–	–	36,801,345
U.S. Energy Infrastructure MLPs	37,304,483	–	–	37,304,483
U.S. General Partners	22,273,040	–	–	22,273,040
Short-Term Investments	625,340	–	–	625,340
Total	$134,675,520	$–	$–	$134,675,520

ALPS Global Opportunity Portfolio

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$3,084,635	$551,646	$–	$3,636,281
Common Stocks	14,241,623	6,752,812	–	20,994,435
Preferred Stock	402,732	–	–	402,732
Short-Term Investments	32,028	–	–	32,028
Total	$17,761,018	$7,304,458	$–	$25,065,476

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Forward foreign currency contracts	$–	$58,401	$–	$58,401
TOTAL	$–	$58,401	$–	$58,401

*	See Schedule of Investments for industry classifications.

The Portfolios did not have significant unobservable inputs (Level 3) used in determining fair value and there were no transfers into or out of Level 3 during the year ended December 31, 2024.

Income Taxes: For federal income tax purposes, the Portfolios currently qualify, and intend to remain qualified, as regulated investment companies under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), by distributing substantially all of their investment company taxable net income including realized gain, not offset by capital loss carryforwards, if any, to shareholders. Accordingly, no provisions for federal income or excise taxes have been made.

As of and during the year ended December 31, 2024, each Portfolio did not have a liability for any unrecognized tax benefit. Each Portfolio files U.S. federal, state, and local tax returns as required. Each Portfolio’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. The Portfolios recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. As of, and during the year ended December 31, 2024, the Portfolios did not recognize interest and penalties related to tax liabilities.

The Treasury Department has issued Regulations under Code Section 817(h) that pertain to diversification requirements for variable annuity and variable life insurance contracts. Each Portfolio intends to comply with these diversification requirements.

Expenses: Most expenses of the Trust can be directly attributed to a Portfolio. Expenses that cannot be directly attributed are apportioned among the Portfolios based on average net assets. Expenses are allocated among classes within a Portfolio based on daily class level net assets, except for distribution fees associated with each Portfolio’s Distribution Plan under Rule 12b-1 of the 1940 Act (“12b-1 fees”) which are only allocated to the Class II shares and Class III shares. In addition, Class III shares and certain Class I shares are also offered with fees for non-distribution related services provided to Shareholders, under a shareholder services plan.

Distributions to Shareholders: Each Portfolio currently intends to declare and pay capital gains and income dividends, if any, on an annual basis. All dividends and capital gains distributions paid by the Portfolios will be automatically reinvested, at net asset value, in additional shares of the Portfolios unless otherwise indicated. There is no fixed dividend rate and there can be no assurance that the Portfolios will pay any dividends or realize any capital gains. Any net capital gains earned by each Portfolio are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by each Portfolio on the ex-dividend date.

39 | December 31, 2024

ALPS Variable Investment Trust

Notes to Financial Statements and Financial Highlights	December 31, 2024

Master Limited Partnerships (“MLPs”): Pursuant to Section 851(b)(3) of the Code, the ALPS | Alerian Energy Infrastructure Portfolio may invest no more than 25% of the value of its total assets in the securities of one or more qualified publicly traded partnerships, which include MLPs. Unlike direct investments in MLPs, income and losses from the ALPS | Alerian Energy Infrastructure Portfolio’s investments in MLPs will not directly flow through to the personal tax returns of shareholders. The ALPS | Alerian Energy Infrastructure Portfolio will report distributions from its investments, including MLPs, made to shareholders annually on Form 1099. Shareholders will not, solely by virtue of their status as ALPS | Alerian Energy Infrastructure Portfolio shareholders, be treated as engaged in the business conducted by underlying MLPs for federal or state income tax purposes or for purposes of the tax on unrelated business income of tax-exempt organizations. MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, MLP interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level income taxation. To qualify as an MLP and not be taxed as a corporation for income tax purposes, a partnership must, for any taxable year, receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include, among other things, certain natural resource-based activities such as the processing, transportation and storage of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

Selected Risks: In the normal course of business, each Portfolio’s investment activities expose it to various types of risks associated with the financial instruments and markets in which it invests. Significant types of financial risks the Portfolios are exposed to include market risk, equity securities risk, concentration risk and non-U.S. securities risk. Each Portfolio’s prospectus and statement of additional information provide details of these and other types of risk.

Market Risk: Market risk refers to the risk that the value of securities held by a Portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s or Sub-Adviser’s control, including fluctuation in interest rates, the quality of a Portfolio’s investments, investor sentiment and general economic and market conditions, such as national or international political events, natural disasters, and the spread of infectious illness or other public health issue and investor sentiment. In a declining stock market, stock prices for all companies (including those in a Portfolio’s portfolio) may decline, regardless of their long-term prospects.

Equity Securities Risk: Common stock and other equity securities may be affected by macro-economic and other factors affecting the stock market in general, including without limitation, expectations of interest rates, changes in an issuer’s financial condition, poor performance of a particular issuer, national or international political events, natural disasters, and the spread of infectious illness or other public health issue.

Concentration Risk: The performance of the Portfolios may be directly affected by the performance of the underlying investments in other investment companies. As of December 31, 2024, the Morningstar Conservative ETF Asset Allocation Portfolio and the Morningstar Income and Growth ETF Asset Allocation Portfolio held more than 25% of its assets in the Vanguard® Total Bond Market Index Fund ETF. The financial statements of the Vanguard® Total Bond Market Index Fund ETF, including the portfolio of investments, are included in the Vanguard® Total Bond Market Index Fund ETF’s NCSR filing dated March 1, 2024, available at www.sec.gov or can be found at www.investor.vanguard.com and should be read in conjunction with the Portfolio’s financial statements.

Non-U.S. Securities Risk: The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS Global Opportunity Portfolio invest directly in securities of non-U.S. issuers which involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad. In addition, it may be difficult to effect repatriation of capital invested in certain countries. When investing in securities issued by non-U.S. issuers, there is also the risk that the value of such an investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Security Transactions and Investment Income: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to a Portfolio. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations.

40 | December 31, 2024

ALPS Variable Investment Trust

Notes to Financial Statements and Financial Highlights	December 31, 2024

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments insecurities at fiscal period end, resulting from changes in exchange rates.

Forward Foreign Currency Contracts: The ALPS Global Opportunity Portfolio engaged in currency transactions with counterparties during the year ended December 31, 2024 to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Portfolios bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The table below is a summary of the fair valuations of derivative instruments categorized by risk exposure.

Fair values of forward foreign currency contracts on the Statement of Assets and Liabilities and the Statement of Operations as of December 31, 2024:

Risk Exposure	Location	Fair Value	Location	Fair Value
ALPS Global Opportunity Portfolio
Foreign Exchange Rate Risk (Forward Foreign Currency Contracts)	Unrealized appreciation on forward contracts	$58,401	Unrealized depreciation on forward contracts	$—
Total		$58,401		$—

Risk Exposure	Location	Realized Gain/(Loss) on Derivatives	Location	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
ALPS Global Opportunity Portfolio
Foreign Exchange Rate Risk (Forward Foreign Currency Contracts)	Net realized loss on forward foreign currency contracts	$(38,037)	Change in unrealized appreciation/(depreciation) on forward foreign currency contracts	$75,499
Total		$(38,037)		$75,499

The forward foreign currency contract’s average volume for the ALPS Global Opportunity Portfolio during the year ended December 31, 2024 was $1,644,958.

41 | December 31, 2024

ALPS Variable Investment Trust

Notes to Financial Statements and Financial Highlights	December 31, 2024

3. FEDERAL TAXES AND TAX BASIS INFORMATION

As of December 31, 2024, the Portfolios most recent year end, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Accumulated Capital Gains/ (Losses)	Unrealized Appreciation/ (Depreciation)	Other Cumulative Effect of Timing Differences	Total
Morningstar Conservative ETF Asset Allocation Portfolio	$824,387	$(1,356,572)	$(361,752)	$–	$(893,937)
Morningstar Income and Growth ETF Asset Allocation Portfolio	1,681,594	3,719,458	334,159	–	5,735,211
Morningstar Balanced ETF Asset Allocation Portfolio	4,922,486	16,243,613	10,660,962	–	31,827,061
Morningstar Growth ETF Asset Allocation Portfolio	6,316,697	18,455,402	44,735,553	–	69,507,652
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	4,634,405	13,474,602	38,670,949	–	56,779,956
ALPS | Alerian Energy Infrastructure Portfolio	2,117,406	17,663,836	29,992,364	(10,142,034)	39,631,572
ALPS Global Opportunity Portfolio	1,319,480	313,012	4,908,111	(107)	6,540,496

Other cumulative effect of timing differences relate to passive losses from partnership investments.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to each Portfolio’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. Accordingly, for the year ended December 31, 2024, certain differences were reclassified. These differences were primarily due to prior year true-up adjustments. The amounts reclassified did not affect net assets. The reclassifications were as follows:

	Distributable Earnings	Paid-In Capital
ALPS | Alerian Energy Infrastructure Portfolio	$21,509	$(21,509)

The tax character of the distributions paid during the year ended December 31, 2024 and December 31, 2023 were as follows:

2024	Ordinary Income	Long-Term Capital Gains	Total
Morningstar Conservative ETF Asset Allocation Portfolio	$668,083	$–	$668,083
Morningstar Income and Growth ETF Asset Allocation Portfolio	1,133,283	286,838	1,420,121
Morningstar Balanced ETF Asset Allocation Portfolio	2,940,437	1,519,873	4,460,310
Morningstar Growth ETF Asset Allocation Portfolio	4,051,313	5,152,577	9,203,890
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	2,725,068	2,807,745	5,532,813
ALPS | Alerian Energy Infrastructure Portfolio	5,042,528	3,494,500	8,537,028
ALPS Global Opportunity Portfolio	2,095,332	–	2,095,332

2023	Ordinary Income	Long-Term Capital Gains	Total
Morningstar Conservative ETF Asset Allocation Portfolio	$798,638	$204,541	$1,003,179
Morningstar Income and Growth ETF Asset Allocation Portfolio	1,142,418	520,589	1,663,007
Morningstar Balanced ETF Asset Allocation Portfolio	3,159,323	3,560,063	6,719,386
Morningstar Growth ETF Asset Allocation Portfolio	4,442,594	5,375,275	9,817,869
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	2,992,103	3,262,029	6,254,132
ALPS | Alerian Energy Infrastructure Portfolio	3,379,407	1,202,261	4,581,668
ALPS Global Opportunity Portfolio	–	–	–

42 | December 31, 2024

ALPS Variable Investment Trust

Notes to Financial Statements and Financial Highlights	December 31, 2024

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of December 31, 2024, the following amounts are available as carry forwards to the next tax year:

Portfolio	Short-Term	Long-Term
Morningstar Conservative ETF Asset Allocation Portfolio	$–	$1,356,572

During the year ended December 31, 2024, the below Portfolios utilized capital loss carryovers as follows:

Portfolio	Total
Morningstar Conservative ETF Asset Allocation Portfolio	$167,664
ALPS Global Opportunity Portfolio	781,610

Capital losses arising in the post-October period of the current fiscal year may be deferred to the next fiscal year if the Portfolio elects to defer the recognition of these losses. When this election is made any losses recognized during the period are treated as having occurred on the first day of the next fiscal year separate from and in addition to the application of normal capital loss carryovers as described above. The Portfolios are not electing to defer such losses.

As of December 31, 2024, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Cost of Investments for Income Tax Purposes	Gross Appreciation (Excess of Value Over Tax Cost)	Gross Depreciation (Excess of Tax Cost Over Value)	Net Appreciation/ (Depreciation) of Foreign Currency	Net Unrealized Appreciation/ (Depreciation)
Morningstar Conservative ETF Asset Allocation Portfolio	$29,289,082	$311,906	$(673,658)	$–	$(361,752)
Morningstar Income and Growth ETF Asset Allocation Portfolio	48,214,549	1,162,842	(828,683)	–	334,159
Morningstar Balanced ETF Asset Allocation Portfolio	150,360,132	14,159,197	(3,498,235)	–	10,660,962
Morningstar Growth ETF Asset Allocation Portfolio	216,552,230	48,927,977	(4,192,424)	–	44,735,553
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	157,094,096	40,162,970	(1,492,021)	–	38,670,949
ALPS | Alerian Energy Infrastructure Portfolio	104,682,945	30,616,840	(624,265)	(211)	29,992,364
ALPS Global Opportunity Portfolio	20,155,032	5,340,027	(429,583)	(2,333)	4,908,111

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales, passive foreign investment company (PFIC) mark to market adjustments, c-corp basis adjustments and partnership basis adjustments.

4. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments, during the year ended December 31, 2024, were as follows for each Portfolio:

Portfolio	Purchases	Sales
Morningstar Conservative ETF Asset Allocation Portfolio	$7,475,223	$7,758,985
Morningstar Income and Growth ETF Asset Allocation Portfolio	35,116,588	42,566,294
Morningstar Balanced ETF Asset Allocation Portfolio	82,203,123	92,191,651
Morningstar Growth ETF Asset Allocation Portfolio	68,220,473	77,464,745
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	65,419,623	65,716,530
ALPS | Alerian Energy Infrastructure Portfolio	57,472,042	73,992,918
ALPS Global Opportunity Portfolio	7,721,616	9,381,484

5. INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

ALPS Advisors, Inc. acts as the Portfolios’ investment adviser. The Adviser is an indirect wholly owned subsidiary of DST Systems, Inc. (“DST”). DST is a wholly-owned subsidiary of SS&C Technologies Holdings, Inc. (“SS&C”), a publicly traded company listed on the NASDAQ Global Select Market. The Adviser is responsible for the overall management of each Portfolio’s business affairs. The Adviser invests the assets of each Portfolio, either directly or through the use of one or more sub-advisers, according to each Portfolio’s investment objective, policies, and restrictions. The Adviser has delegated daily management of the Portfolios listed below to the corresponding Sub-Adviser set forth in the table below. Each Sub-Adviser is engaged to manage the investments of each respective Portfolio in accordance with such Portfolio’s investment objective, policies and limitations and any investment guidelines established by the Adviser and the Board. The Sub-Advisers are responsible, subject to the supervision and control of the Adviser and the Board, for the purchase, retention and sale of investments in the portion of each Portfolio’s investment portfolio under its management.

43 | December 31, 2024

ALPS Variable Investment Trust

Notes to Financial Statements and Financial Highlights	December 31, 2024

Portfolio	Sub-Adviser
Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Morningstar Investment Management LLC

Pursuant to the Investment Advisory Agreements (the “Advisory Agreements”), each Portfolio pays the Adviser an annual management fee based on the Portfolio’s average daily net assets. The management fee is paid on a monthly basis. The following table reflects each Portfolio’s annual contractual management fee rate.

Portfolio	Management Fee
Morningstar Conservative ETF Asset Allocation Portfolio	0.45%
Morningstar Income and Growth ETF Asset Allocation Portfolio	0.45%
Morningstar Balanced ETF Asset Allocation Portfolio	0.45%
Morningstar Growth ETF Asset Allocation Portfolio	0.45%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	0.45%
ALPS | Alerian Energy Infrastructure Portfolio	0.70%
ALPS Global Opportunity Portfolio	0.90%

Pursuant to the Investment Sub-Advisory Agreements, the Adviser pays each Sub-Adviser an annual sub-advisory management fee which is based on a Portfolio’s average daily net assets. The Adviser pays the sub-advisory management fee out of the management fee paid to the Adviser pursuant to the Advisory Agreement. The following table reflects the contractual sub-advisory fees annual rates.

Portfolio	Average Daily Net Assets	Sub-Advisory Fee
Morningstar Conservative ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Morningstar Income and Growth ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Morningstar Balanced ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Morningstar Growth ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	All Asset Levels	0.15%

6. OTHER AGREEMENTS

Distribution Agreement and Rule 12b-1 Plans: ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”), an affiliate of the Adviser, serves as the principal underwriter and national distributor for the shares of each Portfolio pursuant to a Distribution Agreement with the Trust. The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act relating to Class I, Class II and Class III Portfolio shares, respectively (the “12b-1 Plans”).

The Class I shares have adopted a Defensive Distribution Plan that recognizes that the Adviser may use its management fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Portfolio shares and/or shareholder support services. As of December 31, 2024, there were no payments from Class I due to the Plan. The Class II and Class III Distribution Plans permit the use of each Portfolio’s assets to compensate the Distributor for its services and costs in distributing shares and servicing shareholder accounts. Under the 12b-1 Plans, the Distributor receives, as a percentage of average annual net assets, the amounts outlined in the following table.

Portfolio	Class II	Portfolio	Class III
Morningstar Conservative ETF Asset Allocation Portfolio	0.25%	ALPS | Alerian Energy Infrastructure Portfolio	0.25%
Morningstar Income and Growth ETF Asset Allocation Portfolio	0.25%	ALPS Global Opportunity Portfolio	0.25%
Morningstar Balanced ETF Asset Allocation Portfolio	0.25%
Morningstar Growth ETF Asset Allocation Portfolio	0.25%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	0.25%

44 | December 31, 2024

ALPS Variable Investment Trust

Notes to Financial Statements and Financial Highlights	December 31, 2024

Shareholder Servicing Fees: The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS Global Opportunity Portfolio have each adopted a shareholder services plan with respect to each Portfolio’s Class I and III shares. Under the Services Plan, each Portfolio is authorized to pay insurance companies, banks and their affiliates and other institutions, including broker-dealers and Trust affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% of the average daily net asset value of the Class I shares and 0.25% of the average daily net asset value of the Class III shares of each Portfolio attributable to or held in the name of a Participating Organization for its clients as compensation for providing service activities pursuant to an agreement with a Participating Organization. Any amount of such payment not paid during a Portfolio’s fiscal year for such service activities, attributed to that fiscal year, shall be reimbursed to the Portfolio as soon as practicable.

Expense Limitation Agreements: Under the terms of the Expense Limitation Agreements between the Adviser and/or the Sub-Advisers, as applicable for the benefit of the Portfolios, the Adviser and/or Sub-Advisers have contractually agreed to waive certain fees they are entitled to receive from, or reimburse certain expenses to be paid by, the Portfolios. Specifically, the Adviser and certain Sub-Advisers agree to reimburse Portfolio expenses and/or waive a portion of the investment advisory, sub-advisory, and other fees (excluding distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) that the Adviser and/or Sub-Advisers are entitled to receive to the extent necessary for the Portfolios to maintain a total annual expense ratio not to exceed the per share annual rates set forth in the table below. All parties also agree that the waivers shall continue at least through the end of the period stated below.

Portfolio	Class I	Class II	Class III	Expires
Morningstar Conservative ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2025
Morningstar Income and Growth ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2025
Morningstar Balanced ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2025
Morningstar Growth ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2025
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2025
ALPS | Alerian Energy Infrastructure Portfolio	0.80%	N/A	0.80%	4/29/2025
ALPS Global Opportunity Portfolio	0.95%	N/A	0.95%	4/29/2025

The Adviser and Sub-Adviser (as applicable) of the Portfolios may be permitted to recover expenses they have waived or reimbursed, on a class-by-class basis, through the agreements described above to the extent that expenses in later periods fall below the annual limits set forth in these agreements. The Portfolios will not be obligated to pay any deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expenses were deferred. The Expense Limitation Agreements permit the Adviser and/or the Sub-Adviser to recapture only if any such recapture payments do not cause the Portfolio’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture.

At December 31, 2024, the available recoupable balances are as follows:

Portfolio	Expires 2025	Expires 2026	Expires 2027	Total
Morningstar Conservative ETF Asset Allocation Portfolio	$24,882	$37,278	$38,706	$100,866
Morningstar Income and Growth ETF Asset Allocation Portfolio	20,639	34,803	34,563	87,343
Morningstar Balanced ETF Asset Allocation Portfolio	–	8,029	2,504	10,533
Morningstar Growth ETF Asset Allocation Portfolio	–	–	–	–
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	1,252	11,998	1,789	15,039
ALPS I Alerian Infrastructure Portfolio	24,800	38,215	11,103	74,118
ALPS Global Opportunity Portfolio	45,004	53,350	66,243	164,597

Administration, Bookkeeping and Pricing Agreement: ALPS Fund Services, Inc. (“AFS”), an affiliate of the Adviser and the Distributor, serves as administrator pursuant to a Fund Accounting and Administration Agreement (“Administration Agreement”) with the Trust. As such, AFS provides all necessary bookkeeping, shareholder recordkeeping services and pricing services to each Portfolio. Under the Administration Agreement, AFS provides portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services. AFS receives an annual fee paid on a monthly basis.

Transfer Agency and Service Agreement: AFS also serves as transfer agent to each Portfolio pursuant to a Transfer Agency and Service Agreement (“TA Agreement”) with the Trust. Under the TA Agreement, AFS provides all of the customary services of a transfer agent and dividend disbursing agent including, but not limited to: (1) receiving and processing orders to purchase or redeem shares; and (2) transmitting shareholder reports and prospectuses to current shareholders. AFS does not charge the Trust a fee in connection with providing services under the TA Agreement.

45 | December 31, 2024

ALPS Variable Investment Trust

Notes to Financial Statements and Financial Highlights	December 31, 2024

7. TRUSTEES FEES

As of December 31, 2024, there were four Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). Effective May 1, 2024, each Independent Trustee receives an annual retainer of $36,000, a per meeting fee of $5,000, and reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. To the extent that there is a standalone Audit Committee meeting held not in connection with a Board meeting, each member of the Audit Committee shall receive a per meeting fee of $3,500 and reimbursement for all reasonable out-of-pocket expenses relating to attendance at such meeting. The Chairman of the Board, the Audit Committee Chairman and the Chairman of the Nominating and Governance Committee receive an additional annual retainer of $15,000 and $7,500, and $3,000 respectively. Prior to May 1, 2024, each Independent Trustee received an annual retainer of $30,000, a per meeting fee of $5,000, and reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. To the extent that there was a standalone Audit Committee meeting held not in connection with a Board meeting, each member of the Audit Committee received a per meeting fee of $3,500 and reimbursement for all reasonable out-of-pocket expenses relating to attendance at such meeting. The Chairman of the Board, the Audit Committee Chairman and the Nominating and Governance Committee Chairman received an additional annual retainer of $15,000, $5,000 and $3000, respectively.

8. RELATED PARTY TRANSACTIONS

The Portfolios may engage in cross trades between each other pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board of Trustees previously adopted procedures that apply to transactions between the Portfolios pursuant to Rule 17a-7. At its regularly scheduled meetings, the Trustees review such transactions as of the most current calendar quarter for compliance with the requirements set forth by Rule 17a-7 and the Trust’s procedures. The procedures require that the transactions be a purchase or sale for no consideration other than cash payment against prompt delivery of a security for which market quotations are readily available, and be consistent with the investment policies of each Portfolio.

The Portfolios did not engage in cross trades during the year ended December 31, 2024.

9. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

46 | December 31, 2024

ALPS Variable Investment Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

ALPS Variable Investment Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Morningstar Conservative ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF Asset Allocation Portfolio, Morningstar Growth ETF Asset Allocation Portfolio, Morningstar Aggressive Growth ETF Asset Allocation Portfolio, ALPS | Alerian Energy Infrastructure Portfolio, and ALPS Global Opportunity Portfolio (the “Funds”), each a series of ALPS Variable Investment Trust, as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the years ended December 31, 2021, and prior, were audited by other auditors whose report dated February 23, 2022, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by ALPS Advisors, Inc. since 2013.

COHEN & COMPANY, LTD.

Cleveland, Ohio

February 18, 2025

47 | December 31, 2024

ALPS Variable Investment Trust

Additional Information December 31, 2024 (Unaudited)

TAX INFORMATION (UNAUDITED)

The Portfolio designates the following amounts for the Corporate Dividends Received Deduction for the fiscal year ended December 31, 2024:

Morningstar Conservative ETF Asset Allocation Portfolio	3.86%
Morningstar Income and Growth ETF Asset Allocation Portfolio	9.54%
Morningstar Balanced ETF Asset Allocation Portfolio	15.73%
Morningstar Growth ETF Asset Allocation Portfolio	21.72%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	26.20%
ALPS Alerian Energy Infrastructure Portfolio	12.37%
ALPS Global Opportunity Portfolio	2.66%

Additionally, the Portfolio designates the following amounts as Long Term Capital Gain Dividends pursuant to IRS Code Section 852(b)(3) for the fiscal year ended December 31, 2024:

Morningstar Conservative ETF Asset Allocation Portfolio	$–
Morningstar Income and Growth ETF Asset Allocation Portfolio	$286,838
Morningstar Balanced ETF Asset Allocation Portfolio	$1,519,873
Morningstar Growth ETF Asset Allocation Portfolio	$5,152,577
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	$2,807,745
ALPS Alerian Energy Infrastructure Portfolio	$3,494,500
ALPS Global Opportunity Portfolio	$–

LICENSING AGREEMENT

Alerian

Alerian (the “Licensor”) has entered into an index licensing agreement with ALPS Advisors Inc. (the “Adviser”) with respect to the Alerian Energy Infrastructure Portfolio (the “Alerian Portfolio”), to allow the Adviser’s use of the Alerian Midstream Energy Select Index (the “Index”). The following disclosure relates to the Licensor:

Alerian is the designer of the construction and methodology for the underlying index (each an “Underlying Index”) for the Alerian Portfolio. “Alerian” and “Alerian Midstream Energy Select Index” are service marks or trademarks of Alerian. Alerian acts as brand licensor for the Index. Alerian is not responsible for the descriptions of the Index or the Funds that appear herein. Alerian is not affiliated with the Trust, the Adviser or the Distributor.

The Alerian Portfolio is not issued, sponsored, endorsed, sold or promoted by the Licensor or its affiliates. Licensor makes no representation or warranty, express or implied, to the owners of the Alerian Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Alerian Portfolio particularly or the ability of the Index to track general market performance. Licensor’s only relationship to the Licensee is the licensing of the Index which is determined, composed and calculated by Licensor without regard to the Licensee or the Alerian Portfolio. Licensor has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Alerian Portfolio to be issued or in the determination or calculation of the equation by which the Alerian Portfolio is to be converted into cash. Licensor has no obligation or liability in connection with the issuance, administration, marketing or trading of the Alerian Portfolio. The Index is a trademark of Alerian and its general use is granted under a license for Alerian.

LICENSOR DOES NOT GUARANTEE THE QUALITY, ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ERRORS OR OMISSIONS OF ANY KIND RELATED TO THE INDEX OR DATA. LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE ALERIAN PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED TO LICENSEE OR FOR ANY OTHER USE. LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Adviser does not guarantee the accuracy and/or the completeness of the Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Alerian Portfolio, owners of the Shares of the Alerian Portfolio or any other person or entity from the use of the Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Index, even if notified of the possibility of such damages.

48 | December 31, 2024

ALPS Variable Investment Trust

Additional Information	December 31, 2024 (Unaudited)

Morningstar

The Portfolios are not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”), with the exception of Morningstar Investment Management LLC, a subsidiary of Morningstar, Inc., who is the investment sub-adviser to the Portfolios and may undertake joint marketing activities with ALPS Portfolio Solutions Distributor, Inc. By providing data about the Morningstar Index Data to the Portfolios, the Morningstar Entities make no representation or warranty, express or implied, to the owners of the Portfolios or any member of the public regarding the advisability of investing in mutual funds generally or in the Portfolios in particular or the ability of the Morningstar Index Data to track general mutual fund market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR INDEX DATA OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

49 | December 31, 2024

ALPS Variable Investment Trust

Changes in and Disagreements with Accountants for Open-End Management Investment Companies	December 31, 2024 (Unaudited)

Not applicable for this reporting period.

50 | December 31, 2024

ALPS Variable Investment Trust

Proxy Disclosures for Open-End Management Investment Companies	December 31, 2024 (Unaudited)

Not applicable for this reporting period.

51 | December 31, 2024

ALPS Variable Investment Trust

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	December 31, 2024 (Unaudited)

The remuneration paid to directors, officers, and others is included as part of each Portfolio’s Statements of Operations of this Report.

52 | December 31, 2024

ALPS Variable Investment Trust

Statement Regarding Basis for Approval of Investment Advisory & Sub-Advisory Contracts	December 31, 2024 (Unaudited)

Not applicable for this reporting period.

53 | December 31, 2024

Must be accompanied or preceded by a prospectus. Investors are reminded to read the prospectus carefully before investing.

ALPS Portfolio Solutions Distributor, Inc., distributor.

alpsfunds.com
1-866-759-5679

SS&C | ALPS ADVISORS

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Any Changes in and Disagreements with Accountants information is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Any Proxy Disclosures information is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Any Remuneration Paid to Directors, Officers, and Others information is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Any Statement Regarding Basis for Approval of Investment Advisory Contract information is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

No changes have occurred.

Item 16. Controls and Procedures.

(a)	Based on an evaluation of the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), the Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Fund’s internal control over financial reporting that occurred during the Fund’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)

Registrant’s Code of Ethics for Principal Executive and Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12.A.1 to the Registrant’s Certified Shareholder Report on Form N-CSR, File No. 811-21987, on March 1, 2016.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act are filed herewith as Exhibit 99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act are filed herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS Variable Investment Trust

By:	/s/ Erich Rettinger
Erich Rettinger
President (Principal Executive Officer)

Date:	February 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Erich Rettinger
Erich Rettinger
President (Principal Executive Officer)

Date:	February 28, 2025

By:	/s/ Gina Meyer
Gina Meyer
Treasurer (Principal Financial Officer)

Date:	February 28, 2025